AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 93.3%
Asset-Backed Securities — 4.1%
Automobiles — 0.5%
Avis Budget Rental Car Funding AESOP LLC,
Series 2019-03A, Class A, 144A
2.360%	03/20/26	2,360	$2,454,698
Series 2020-02A, Class A, 144A
2.020%	02/20/27	4,644	4,759,202
Series 2021-01A, Class D, 144A
3.710%	08/20/27	5,000	5,005,532
Ford Credit Auto Owner Trust,
Series 2017-02, Class B, 144A
2.600%	03/15/29	373	380,743
			12,600,175
Collateralized Loan Obligations — 0.4%
Avery Point CLO Ltd. (Cayman Islands),
Series 2014-05A, Class BR, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)
1.634%(c)	07/17/26	1,289	1,289,245
Galaxy CLO Ltd. (Cayman Islands),
Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 0.000%)
1.154%(c)	04/20/31	781	781,007
Hildene Community Funding CDO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A
3.250%	11/01/35	2,677	2,646,473
Mountain View CLO Ltd. (Cayman Islands),
Series 2015-10A, Class BR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
1.479%(c)	10/13/27	1,135	1,120,797
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-06RA, Class A, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
1.154%(c)	07/17/28	567	566,912
Series 2016-09A, Class B, 144A, 3 Month LIBOR + 1.900% (Cap N/A, Floor 0.000%)
2.034%(c)	10/20/28	1,519	1,519,285
Symphony CLO Ltd. (Cayman Islands),
Series 2018-19A, Class A, 144A, 3 Month LIBOR + 0.960% (Cap N/A, Floor 0.960%)
1.086%(c)	04/16/31	1,419	1,419,511
			9,343,230
Consumer Loans — 0.2%
Aqua Finance Trust,
Series 2021-A, Class B, 144A
2.400%	07/17/46	4,810	4,809,564
Home Equity Loans — 0.3%
Option One Mortgage Loan Trust,
Series 2007-FXD02, Class 1A1
5.820%	03/25/37	5,415	5,457,878
Renaissance Home Equity Loan Trust,
Series 2006-03, Class AV3, 1 Month LIBOR + 0.240% (Cap 14.000%, Floor 0.240%)
0.326%(c)	11/25/36	1,119	350,433
			5,808,311
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Other — 0.5%
Applebee’s Funding LLC/IHOP Funding LLC,
Series 2019-01A, Class A2I, 144A
4.194%	06/07/49	3,272	$3,329,307
Credit Suisse European Mortgage Capital Ltd. (Ireland),
Series 2019-1OTF, Class A, 144A, 3 Month LIBOR + 2.900% (Cap N/A, Floor 0.000%)
3.029%(c)	08/09/24	965	933,223
Fannie Mae Grantor Trust,
Series 2017-T01, Class A
2.898%	06/25/27	537	577,229
FHLMC Structured Pass-Through Securities,
Series 2017-SR01, Class A3
3.089%	11/25/27	273	287,281
InStar Leasing III LLC,
Series 2021-01A, Class A, 144A
2.300%	02/15/54	2,266	2,259,648
Oak Street Investment Grade Net Lease Fund,
Series 2020-01A, Class A1, 144A
1.850%	11/20/50	2,365	2,384,669
Thrust Engine Leasing,
Series 2021-01A, Class A, 144A
4.163%	07/15/40	1,243	1,226,525
			10,997,882
Residential Mortgage-Backed Securities — 1.1%
Bravo Mortgage Asset Trust,
Series 2006-01A, Class M1, 144A, 1 Month LIBOR + 0.400% (Cap N/A, Floor 0.400%)
0.486%(c)	07/25/36	4,612	4,485,488
Countrywide Asset-Backed Certificates Trust,
Series 2004-13, Class MF1
5.071%(cc)	04/25/35	1,347	1,356,936
Series 2006-SD03, Class A1, 144A, 1 Month LIBOR + 0.660% (Cap 14.500%, Floor 0.660%)
0.746%(c)	07/25/36	96	93,816
Equity One Mortgage Pass-Through Trust,
Series 2002-05, Class M1
5.803%(cc)	11/25/32	814	836,720
PFCA Home Equity Investment Trust,
Series 2003-IFC06, Class A, 144A
4.656%(cc)	04/22/35	9,461	9,697,755
RAMP Trust,
Series 2006-RZ02, Class M1, 1 Month LIBOR + 0.330% (Cap 14.000%, Floor 0.495%)
0.581%(c)	05/25/36	3,396	3,362,593
Series 2006-RZ03, Class M1, 1 Month LIBOR + 0.350% (Cap 14.000%, Floor 0.350%)
0.436%(c)	08/25/36	2,078	2,060,398
Series 2006-RZ04, Class A3, 1 Month LIBOR + 0.270% (Cap 14.000%, Floor 0.270%)
0.356%(c)	10/25/36	406	405,804
Towd Point Mortgage Trust,
Series 2019-04, Class B1B, 144A
3.500%(cc)	10/25/59	3,631	3,696,769
			25,996,279
A1

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Small Business Loan — 0.1%
SBA Small Business Investment Cos.,
Series 2018-10B, Class 1
3.548%	09/10/28	688	$738,541
United States Small Business Administration,
Series 2019-20D, Class 1
2.980%	04/01/39	459	495,580
Series 2019-25G, Class 1
2.690%	07/01/44	789	831,303
			2,065,424
Student Loans — 1.0%
Navient Private Education Refi Loan Trust,
Series 2020-A, Class A2A, 144A
2.460%	11/15/68	2,162	2,235,240
Navient Student Loan Trust,
Series 2016-07A, Class A, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
1.236%(c)	03/25/66	963	980,141
Series 2017-02A, Class A, 144A, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)
1.136%(c)	12/27/66	1,761	1,789,290
Series 2020-01A, Class A1B, 144A, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
1.136%(c)	06/25/69	1,540	1,580,911
SLC Student Loan Trust,
Series 2008-01, Class A4A, 3 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
1.716%(c)	12/15/32	1,402	1,416,631
SLM Student Loan Trust,
Series 2003-04, Class A5E, 144A, 3 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.866%(c)	03/15/33	1	927
SMB Private Education Loan Trust,
Series 2015-C, Class R, 144A
0.000%	09/18/46	63,950	2,827,507
Series 2020-A, Class A2A, 144A
2.230%	09/15/37	4,921	5,041,220
Series 2021-A, Class A2B, 144A
1.590%	01/15/53	4,744	4,733,651
Series 2021-A, Class B, 144A
2.310%	01/15/53	2,116	2,144,106
Series 2021-C, Class B, 144A
2.300%	01/15/53	1,231	1,233,654
			23,983,278

Total Asset-Backed Securities (cost $100,517,562)			95,604,143
Bank Loans — 6.1%
Advertising — 0.1%
Terrier Media Buyer, Inc.,
2021 Refinancing Term B Loans, 1 Month LIBOR + 3.500%
3.584%(c)	12/17/26	1,817	1,812,784
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Aerospace & Defense — 0.0%
TransDigm, Inc.,
Tranche F Refinancing Term Loan, 1 Month LIBOR + 2.250%
2.334%(c)	12/09/25	218	$215,490
Airlines — 0.2%
Air Canada (Canada),
Term Loan, 3 Month LIBOR + 3.500%
4.250%(c)	08/11/28	830	833,113
Delta Air Lines, Inc.,
Initial Term Loan, 3 Month LIBOR + 3.750%
4.750%(c)	10/20/27	600	637,500
United Airlines, Inc.,
Class B Term Loan, 1 Month LIBOR + 3.750%
4.500%(c)	04/21/28	3,035	3,053,304
			4,523,917
Auto Parts & Equipment — 0.1%
American Axle & Manufacturing, Inc.,
Tranche B Term Loan, 1 Month LIBOR + 2.250%
3.000%(c)	04/06/24	536	535,233
Clarios Global LP,
Amendment No. 1 Dollar Term Loan (First Lien), 3 Month LIBOR + 3.250%
3.334%(c)	04/30/26	1,784	1,775,157
			2,310,390
Beverages — 0.1%
Triton Water Holdings, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 3.500%
4.000%(c)	03/31/28	1,556	1,553,182
Building Materials — 0.1%
API Group, Inc.,
Initial Term Loan, 1 Month LIBOR + 2.500%
2.584%(c)	10/01/26	1,642	1,632,603
Quikrete Holdings, Inc.,
Term Loan
—%(p)	06/11/28	1,730	1,723,031
			3,355,634
Chemicals — 0.0%
INEOS U.S. Petrochem LLC,
2026 Tranche B Dollar Term Loan, 1 Month LIBOR + 2.750%
3.250%(c)	01/29/26	938	937,650
Commercial Services — 0.4%
Allied Universal Holdco LLC,
Term Loan USD, 3 Month LIBOR + 3.750%
4.250%(c)	05/12/28	1,059	1,059,791
BrightView Landscapes LLC,
Initial Term Loan, 3 Month LIBOR + 2.500%
2.625%(c)	08/15/25	1,606	1,597,350
Garda World Security Corp. (Canada),
Term Loan B-2, 1 Month LIBOR + 4.250%
4.340%(c)	10/30/26	907	906,764
Parexel International Corp.,
Initial Term Loan, 1 Month LIBOR + 2.750%
2.834%(c)	09/27/24	1,140	1,138,138

A2

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Commercial Services (cont’d.)
Prime Security Services Borrower LLC,
2021 Refinancing Term B-1 Loan, 1 - 6 Month LIBOR + 2.750%
3.500%(c)	09/23/26	1,636	$1,632,895
Trans Union LLC,
Term B-5 Loan, 1 Month LIBOR + 1.750%
1.834%(c)	11/16/26	1,179	1,171,034
Verscend Holding Corp.,
New Term Loan B, 1 Month LIBOR + 4.000%
4.084%(c)	08/27/25	1,450	1,451,088
			8,957,060
Computers — 0.2%
Dell International LLC,
Refinancing Term B-2 Loan, 1 Month LIBOR + 1.750%
2.000%(c)	09/19/25	824	824,259
Magenta Buyer LLC,
First Lien Initial Term Loan, 3 Month LIBOR + 5.000%
5.750%(c)	07/27/28	690	690,000
Peraton Corp.,
First Lien Term B Loan, 1 Month LIBOR + 3.750%
4.500%(c)	02/01/28	2,233	2,233,564
Western Digital Corp.,
New Term Loan B-4, 3 Month LIBOR + 1.750%
1.838%(c)	04/29/23	812	811,147
			4,558,970
Diversified Financial Services — 0.5%
Citadel Securities LP,
2021 Term Loan, 1 Month LIBOR + 2.500%
2.584%(c)	02/02/28	1,026	1,015,813
Deerfield Dakota Holding LLC,
First Lien Initial Dollar Term Loan, 1 Month LIBOR + 3.750%
4.750%(c)	04/09/27	1,633	1,636,656
Delos Finance Sarl (Ireland),
2018 Term Loan, 3 Month LIBOR + 1.750%
1.882%(c)	10/06/23	1,000	998,906
FleetCor Technologies Operating Co. LLC,
Term B-4 Loan, 1 Month LIBOR + 1.750%
1.834%(c)	04/28/28	708	705,949
Focus Financial Partners LLC,
Tranche B-3 Term Loan, 1 Month LIBOR + 2.000%
2.084%(c)	07/03/24	983	976,045
Hudson River Trading LLC,
Term Loan, 3 Month LIBOR + 3.000%
3.085%(c)	03/20/28	1,726	1,714,890
Jane Street Group LLC,
Dollar Term Loan, 1 Month LIBOR + 2.750%
2.834%(c)	01/26/28	1,077	1,065,595
VFH Parent LLC,
Initial Term Loan, 1 Month LIBOR + 3.000%
3.082%(c)	03/01/26	1,679	1,675,859
Zebra Buyer LLC,
Term Loan
—%(p)	04/22/28	1,050	1,053,150
			10,842,863
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Engineering & Construction — 0.0%
AECOM,
Term B Loan, 1 Month LIBOR + 1.750%
1.834%(c)	04/13/28	509	$508,328
Entertainment — 0.3%
Alpha Topco Ltd. (United Kingdom),
2018 Incremental New Facility B-3 (USD) Loan, 1 Month LIBOR + 2.500%
3.500%(c)	02/01/24	60	59,784
GVC Holdings Gibraltar Ltd. (United Kingdom),
Facility B Loan, 3 Month LIBOR + 2.500%
3.000%(c)	03/29/27	529	527,463
PCI Gaming Authority,
Term B Facility Loan, 1 Month LIBOR + 2.500%
2.584%(c)	05/29/26	1,770	1,762,227
Scientific Games International, Inc.,
Initial Term B-5 Loan, 1 Month LIBOR + 2.750%
2.834%(c)	08/14/24	2,524	2,510,821
UFC Holdings LLC,
Term Loan B-3, 6 Month LIBOR + 2.750%
3.500%(c)	04/29/26	1,651	1,646,303
			6,506,598
Environmental Control — 0.0%
GFL Environmental, Inc. (Canada),
2020 Term Loan, 3 Month LIBOR + 3.000%
3.500%(c)	05/30/25	78	77,719
Food Service — 0.0%
Aramark Services, Inc.,
US Term B-3 Loan, 1 Month LIBOR + 1.750%
1.834%(c)	03/11/25	1,187	1,159,891
Foods — 0.2%
Froneri US, Inc. (United Kingdom),
Facility B2, 1 Month LIBOR + 2.250%
2.334%(c)	01/29/27	1,205	1,189,503
US Foods, Inc.,
Incremental B-2019 Term Loan, 1 Month LIBOR + 2.000%
2.084%(c)	09/13/26	1,792	1,769,250
Repriced Term Loan, 1 Month LIBOR + 1.750%
1.834%(c)	06/27/23	767	762,099
			3,720,852
Forest Products & Paper — 0.1%
Asplundh Tree Expert LLC,
2021 Refinancing Term Loan, 1 Month LIBOR + 1.750%
1.834%(c)	09/04/27	1,567	1,559,378
Healthcare-Products — 0.2%
Mozart Borrower LP,
Term Loan
—%(p)	09/30/28	1,980	1,970,100
Sotera Health Holdings LLC,
Term Loan, 1 Month LIBOR + 2.750%
3.250%(c)	12/11/26^	2,370	2,352,225
			4,322,325

A3

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Healthcare-Services — 0.4%
Eyecare Partners LLC,
First Lien Initial Term Loan, 3 Month LIBOR + 3.750%
3.882%(c)	02/18/27	187	$186,179
Global Medical Response, Inc.,
2020 Term Loan, 1 - 3 Month LIBOR + 4.750%
5.750%(c)	10/02/25	1,202	1,204,062
LifePoint Health, Inc.,
First Lien Term B Loan, 1 Month LIBOR + 3.750%
3.834%(c)	11/17/25	2,213	2,208,946
Phoenix Guarantor, Inc.,
Tranche B-1 Term Loan, 1 Month LIBOR + 3.250%
3.336%(c)	03/05/26	1,217	1,209,294
Tranche B-3 Term Loan, 1 Month LIBOR + 3.500%
3.585%(c)	03/05/26	943	936,866
Phoenix Newco, Inc.,
Term Loan
—%(p)	08/11/28	870	870,121
PPD, Inc.,
Initial Term Loan, 1 Month LIBOR + 2.000%
2.500%(c)	01/13/28	2,243	2,238,347
			8,853,815
Holding Companies-Diversified — 0.0%
First Eagle Holdings, Inc.,
2018 Refinancing Term Loan B, 3 Month LIBOR + 2.566%
2.632%(c)	02/01/27	984	973,214
Household Products/Wares — 0.1%
Reynolds Consumer Products LLC,
Initial Term Loan, 1 Month LIBOR + 1.750%
1.834%(c)	02/04/27	2,360	2,353,395
Insurance — 0.2%
AmWINS Group, Inc.,
Term Loan, 1 Month LIBOR + 2.250%
3.000%(c)	02/19/28	1,717	1,705,438
Asurion LLC,
New B-7 Term Loan, 1 Month LIBOR + 3.000%
3.084%(c)	11/03/24	798	789,032
New B-8 Term Loan, 1 Month LIBOR + 3.250%
3.334%(c)	12/23/26	609	599,671
New B-9 Term Loan, 1 Month LIBOR + 3.250%
3.334%(c)	07/31/27	725	713,480
Replacement B-6 Term Loan, 1 Month LIBOR + 3.125%
3.209%(c)	11/03/23	577	573,499
			4,381,120
Leisure Time — 0.0%
Alterra Mountain Co.,
2028 Term Loan B, 1 Month LIBOR + 3.500%
4.000%(c)	07/21/28	1,141	1,135,677
Lodging — 0.3%
Caesars Resort Collection LLC,
Term B Loan, 1 Month LIBOR + 2.750%
2.834%(c)	12/23/24	2,001	1,987,485
Term B-1 Loan, 3 Month LIBOR + 3.500%
3.583%(c)	07/21/25	1,940	1,940,400
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Lodging (cont’d.)
Four Seasons Hotels Ltd. (Canada),
Restated Term Loan, 1 Month LIBOR + 2.000%
2.087%(c)	11/30/23	1,140	$1,136,531
Hilton Worldwide Finance LLC,
Refinance Series B-2 Term Loan, 1 Month LIBOR + 1.750%
1.833%(c)	06/22/26	1,824	1,807,745
Station Casinos LLC,
Term B-1 Facility Loan, 1 Month LIBOR + 2.250%
2.500%(c)	02/08/27	1,378	1,362,062
			8,234,223
Media — 0.6%
Charter Communications Operating LLC,
Term Loan B-1, 1 Month LIBOR + 1.750%
1.840%(c)	04/30/25	2,781	2,776,737
Term Loan B-2, 1 Month LIBOR + 1.750%
1.840%(c)	02/01/27	958	951,595
CSC Holdings LLC,
October 2018 Incremental Term Loan, 1 Month LIBOR + 2.250%
2.334%(c)	01/15/26	718	707,686
September 2019 Term Loan, 1 Month LIBOR + 2.500%
2.584%(c)	04/15/27	729	719,528
Entercom Media Corp.,
Term Loan B-2, 1 Month LIBOR + 2.500%
2.585%(c)	11/18/24	242	238,398
iHeartCommunications, Inc.,
New Term Loan, 1 Month LIBOR + 3.000%
3.084%(c)	05/01/26	1,562	1,549,835
Nexstar Broadcasting, Inc.,
Term B-4 Loan, 1 Month LIBOR + 2.500%
2.586%(c)	09/18/26	2,664	2,660,520
Univision Communications, Inc.,
2021 Replacement Term Loan, 1 Month LIBOR + 3.250%
4.000%(c)	03/15/26	1,312	1,309,442
Virgin Media Bristol LLC,
N Facility, 1 Month LIBOR + 2.500%
2.584%(c)	01/31/28	2,370	2,352,817
Ziggo Financing Partnership (Netherlands),
Term Loan I, 1 Month LIBOR + 2.500%
2.584%(c)	04/30/28	1,005	996,272
			14,262,830
Packaging & Containers — 0.1%
Berry Global, Inc.,
Term Z Loan, 2 Month LIBOR + 1.750%
1.856%(c)	07/01/26	1,316	1,308,857
Pharmaceuticals — 0.5%
Bausch Health Co., Inc.,
First Incremental Term Loan, 1 Month LIBOR + 2.750%
2.834%(c)	11/27/25	644	642,254
Initial Term Loan, 1 Month LIBOR + 3.000%
3.084%(c)	06/02/25	765	763,415
Bioscrip, Inc.,
First Lien Term B Loan, 1 Month LIBOR + 3.750%
3.834%(c)	08/06/26	920	919,150

A4

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Pharmaceuticals (cont’d.)
Change Healthcare Holdings LLC,
Closing Date Term Loan, 1 - 3 Month LIBOR + 2.500%
3.500%(c)	03/01/24	1,925	$1,922,350
Gainwell Acquisition Corp.,
Term B Loan, 3 Month LIBOR + 4.000%
4.750%(c)	10/01/27	2,136	2,139,748
Grifols Worldwide Operations USA, Inc. (Spain),
Dollar Tranche B Term Loan, 1 Month LIBOR + 2.000%
2.072%(c)	11/15/27	2,612	2,568,316
Horizon Therapeutics USA, Inc.,
Incremental Term B-2 Loan, 1 Month LIBOR + 2.000%
2.500%(c)	03/15/28	1,925	1,921,049
Jazz Financing Lux Sarl,
Initial Dollar Term Loan, 1 Month LIBOR + 0.000%
0.500%(c)	05/05/28	2,115	2,117,343
			12,993,625
Retail — 0.5%
1011778 BC Unlimited Liability Co. (Canada),
Term Loan B-4, 1 Month LIBOR + 1.750%
1.837%(c)	11/19/26	1,227	1,210,413
Academy Ltd.,
Refinancing Term Loan, 1 Month LIBOR + 3.750%
4.500%(c)	11/05/27	880	881,309
BJ’s Wholesale Club Holdings, Inc.,
Tranche B Term Loan, 1 Month LIBOR + 2.000%
2.083%(c)	02/03/24	109	109,265
Great Outdoors Group LLC,
Term B-1 Loan, 3 Month LIBOR + 4.250%
5.000%(c)	03/06/28	1,221	1,225,607
Harbor Freight Tools USA, Inc.,
2021 Refinancing Loans, 1 Month LIBOR + 2.750%
3.250%(c)	10/19/27	1,104	1,102,523
Michaels Cos. Inc,
Term B Loan, 3 Month LIBOR + 4.250%
5.000%(c)	04/15/28	1,197	1,197,748
Petco Health & Wellness Co., Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 3.250%
4.000%(c)	03/03/28	1,241	1,239,550
Pilot Travel Centers LLC,
Term Loan
—%(p)	08/06/28	3,760	3,747,915
			10,714,330
Software — 0.4%
AthenaHealth, Inc.,
Additional Term B-1, 3 Month LIBOR + 4.250%
4.377%(c)	02/11/26	2,898	2,903,299
Dcert Buyer, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 4.000%
4.084%(c)	10/16/26	2,586	2,585,557
Project Sky Merger Sub, Inc.,
Term Loan
—%(p)	08/10/28	700	698,687
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Software (cont’d.)
Rackspace Technology Global, Inc.,
Term B Loan, 3 Month LIBOR + 2.750%
3.500%(c)	02/15/28	882	$874,328
RealPage, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.250%
3.750%(c)	04/24/28	2,010	2,002,919
			9,064,790
Telecommunications — 0.3%
Delta Topco, Inc.,
First Lien Term Loan, 3 Month LIBOR + 3.750%
4.500%(c)	12/01/27	1,576	1,577,035
Level 3 Financing, Inc.,
Tranche B 2027 Term Loans, 1 Month LIBOR + 1.750%
1.834%(c)	03/01/27	2,700	2,665,494
Numericable U.S. LLC (France),
USD TLB-12 Term Loan, 3 Month LIBOR + 3.688%
3.814%(c)	01/31/26	1,761	1,744,778
Zayo Group Holdings, Inc.,
Term Loan
—%(p)	03/09/27	1,250	1,238,461
			7,225,768
Transportation — 0.2%
Genesee & Wyoming, Inc.,
Initial Term Loan, 3 Month LIBOR + 2.000%
2.132%(c)	12/30/26	2,661	2,643,292
XPO Logistics, Inc.,
Refinancing Term Loan, 1 Month LIBOR + 1.750%
1.833%(c)	02/24/25	1,070	1,064,285
			3,707,577

Total Bank Loans (cost $142,112,346)			142,132,252
Commercial Mortgage-Backed Securities — 4.1%
Banc of America Merrill Lynch Commercial Mortgage Securities Trust,
Series 2020-JGDN, Class A, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 0.000%)
2.834%(c)	11/15/30	7,973	8,082,445
BBCMS Trust,
Series 2021-C10, Class XA, IO
1.433%(cc)	07/15/54	24,130	2,388,576
Benchmark Mortgage Trust,
Series 2019-B13, Class XA, IO
1.262%(cc)	08/15/57	23,952	1,672,380
Series 2020-B20, Class XA, IO
1.739%(cc)	10/15/53	12,511	1,334,028
Series 2021-B28, Class XA, IO
1.406%(cc)	08/15/54	11,925	1,171,768
BX Commercial Mortgage Trust,
Series 2018-IND, Class H, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 3.000%)
3.084%(c)	11/15/35	9,523	9,556,295
Series 2019-XL, Class A, 144A, 1 Month LIBOR + 0.920% (Cap N/A, Floor 0.920%)
1.004%(c)	10/15/36	2,231	2,235,580

A5

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
CHT Mortgage Trust,
Series 2017-CSMO, Class A, 144A, 1 Month LIBOR + 0.930% (Cap N/A, Floor 0.930%)
1.014%(c)	11/15/36	1,981	$1,982,785
Citigroup Commercial Mortgage Trust,
Series 2019-GC41, Class XA, IO
1.185%(cc)	08/10/56	29,611	1,932,532
Commercial Mortgage Trust,
Series 2013-CR12, Class AM
4.300%	10/10/46	256	268,257
Series 2013-CR12, Class B
4.762%(cc)	10/10/46	221	232,113
Series 2013-CR12, Class C
5.249%(cc)	10/10/46	108	108,005
Series 2014-CR17, Class XA, IO
1.122%(cc)	05/10/47	16,861	355,085
Series 2015-LC23, Class C
4.770%(cc)	10/10/48	1,233	1,321,424
Series 2015-PC01, Class D
4.463%(cc)	07/10/50	1,219	1,111,820
Credit Suisse European Mortgage Capital Ltd.,
Series 2020-TF, Class A
3.110%	08/09/24^	5,169	4,941,119
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37	1,402	1,503,837
Series 2014-USA, Class F, 144A
4.373%	09/15/37	3,075	2,376,202
Series 2017-TIME, Class A, 144A
3.646%	11/13/39	1,674	1,713,175
Series 2019-RIO, Class A, 144A, 1 Month LIBOR + 3.024% (Cap N/A, Floor 4.024%)
4.024%(c)	12/15/21	8,898	8,904,687
Series 2020-FACT, Class F, 144A, 1 Month LIBOR + 6.157% (Cap N/A, Floor 6.157%)
6.241%(c)	10/15/37	1,333	1,363,226
CSAIL Commercial Mortgage Trust,
Series 2019-C17, Class A4
2.763%	09/15/52	2,209	2,308,714
Fannie Mae-Aces,
Series 2015-M04, Class X2, IO
0.608%(cc)	07/25/22	7,931	7,358
Series 2017-M08, Class A2
3.061%(cc)	05/25/27	284	308,401
Series 2019-M04, Class A2
3.610%	02/25/31	468	540,141
Series 2019-M06, Class A2
3.450%	01/01/29	1,118	1,251,422
Series 2019-M14, Class X1, IO
0.703%(cc)	06/25/29	5,621	233,491
Series 2020-M06, Class A
2.500%	10/25/37	265	276,175
Series 2020-M36, Class X1, IO
1.560%(cc)	09/25/34	1,410	144,231
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
FHLMC Multiclass Certificates,
Series 2020-RR02, Class BX, IO
1.666%(cc)	08/27/28	1,135	$113,630
FHLMC Multifamily Mortgage Trust,
Series 2012-K20, Class X2A, IO, 144A
0.200%	05/25/45	35,711	27,687
FHLMC Multifamily Structured Pass-Through Certificates,
Series K0016, Class X1, IO
1.546%(cc)	10/25/21	4	—
Series K0094, Class X1, IO
1.015%(cc)	06/25/29	3,963	240,773
Series K0094, Class XAM, IO
1.283%(cc)	06/25/29	2,752	227,277
Series K0095, Class XAM, IO
1.372%(cc)	06/25/29	964	86,020
Series K0101, Class X1, IO
0.948%(cc)	10/25/29	816	49,228
Series K0736, Class X1, IO
1.437%(cc)	07/25/26	3,654	190,200
Series K0737, Class X1, IO
0.750%(cc)	10/25/26	9,638	268,809
Series K0741, Class X1, IO
0.657%(cc)	12/25/27	3,403	109,768
Series K0742, Class X1, IO
0.869%(cc)	03/25/28	3,504	140,560
Series K1517, Class X1, IO
1.447%(cc)	07/25/35	140	20,319
Series K1520, Class X1, IO
0.578%(cc)	02/25/36	2,835	151,799
Series KC05, Class X1, IO
1.340%(cc)	06/25/27	1,779	84,008
Series KG04, Class X1, IO
0.941%(cc)	11/25/30	39,537	2,610,058
Government National Mortgage Assoc.,
Series 2013-072, Class IO, IO
0.385%(cc)	11/16/47	6,228	94,570
Series 2013-085, Class IA, IO
0.279%(cc)	03/16/47	7,084	82,472
Series 2013-107, Class AD
2.768%(cc)	11/16/47	625	649,573
Series 2015-183, Class IO, IO
0.623%(cc)	09/16/57	4,018	150,456
Series 2017-008, Class IO, IO
0.521%(cc)	08/16/58	1,177	47,077
Series 2017-028, Class IO, IO
0.611%(cc)	02/16/57	801	35,480
Series 2017-041, Class IO, IO
0.672%(cc)	07/16/58	1,398	59,372
Series 2017-111, Class IO, IO
0.530%(cc)	02/16/59	1,273	55,162
Series 2017-145, Class IO, IO
0.583%(cc)	04/16/57	1,593	68,258
Series 2017-157, Class IO, IO
0.668%(cc)	12/16/59	763	41,813
Series 2020-109, Class AI, IO
0.870%(cc)	05/16/60	1,102	81,971

A6

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2020-184, Class IO, IO
0.914%(cc)	11/16/60	3,351	$238,786
Series 2021-37, Class IO, IO
0.805%(cc)	01/16/61	6,922	509,490
Series 2021-60, Class IO, IO
0.836%(cc)	05/16/63	1,407	108,979
Series 2021-68, Class IO, IO
0.897%(cc)	10/16/62	1,691	134,853
GS Mortgage Securities Corp. II,
Series 2018-SRP5, Class A, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 1.300%)
1.634%(c)	09/15/31	6,457	5,685,133
GS Mortgage Securities Trust,
Series 2015-GC30, Class AS
3.777%(cc)	05/10/50	2,136	2,285,845
Series 2015-GC30, Class B
4.165%(cc)	05/10/50	849	912,907
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C17, Class B
5.049%(cc)	01/15/47	306	327,026
Series 2015-C30, Class C
4.408%(cc)	07/15/48	2,021	2,111,857
Series 2015-C31, Class B
4.773%(cc)	08/15/48	1,983	2,160,179
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2007-CB19, Class AJ
6.261%(cc)	02/12/49	40	45,299
Series 2007-LD12, Class AJ
6.717%(cc)	02/15/51	17	15,250
ML-CFC Commercial Mortgage Trust,
Series 2007-09, Class AJ
6.193%(cc)	09/12/49	84	82,106
Morgan Stanley Capital I Trust,
Series 2006-IQ12, Class AJ
5.399%	12/15/43	125	75,168
Series 2007-IQ13, Class AJ
5.438%	03/15/44	8	8,321
Series 2019-BPR, Class A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.484%(c)	05/15/36	4,501	4,458,405
Series 2021-L05, Class XA, IO
1.425%(cc)	05/15/54	12,329	1,180,302
MRCD Mortgage Trust,
Series 2019-PARK, Class F, 144A
2.718%	12/15/36	4,898	4,772,090
Shops at Crystals Trust,
Series 2016-CSTL, Class A, 144A
3.126%	07/05/36	1,078	1,124,810
Tharaldson Hotel Portfolio Trust,
Series 2018-THL, Class A, 144A, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.750%)
0.983%(c)	11/11/34	1,738	1,738,944
Wells Fargo Commercial Mortgage Trust,
Series 2013-LC12, Class B
4.443%(cc)	07/15/46	323	323,368
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
WFRBS Commercial Mortgage Trust,
Series 2012-C07, Class XA, IO, 144A
1.449%(cc)	06/15/45	9,294	$25,396
Series 2014-C19, Class XA, IO
1.173%(cc)	03/15/47	5,379	99,412
Series 2014-C25, Class C
4.456%(cc)	11/15/47	1,967	2,016,815

Total Commercial Mortgage-Backed Securities (cost $96,845,838)			95,752,353
Corporate Bonds — 35.0%
Aerospace & Defense — 1.1%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26	963	970,643
2.700%	02/01/27	441	456,854
2.800%	03/01/27	417	433,007
3.100%	05/01/26(a)	324	341,682
3.200%	03/01/29(a)	838	872,086
3.250%	02/01/35	1,979	1,984,736
3.550%	03/01/38	171	173,326
3.750%	02/01/50	567	574,852
4.875%	05/01/25(a)	2,325	2,588,492
5.150%	05/01/30	3,070	3,604,430
5.705%	05/01/40	931	1,184,636
5.805%	05/01/50	2,165	2,893,862
5.930%	05/01/60	617	842,954
General Dynamics Corp.,
Gtd. Notes
3.250%	04/01/25(a)	358	384,468
3.500%	05/15/25	110	119,376
4.250%	04/01/40	40	48,573
4.250%	04/01/50(a)	331	418,241
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
4.854%	04/27/35	270	333,763
5.054%	04/27/45	617	805,372
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.100%	01/15/23	132	136,148
3.550%	01/15/26	231	253,813
4.500%	05/15/36	265	327,936
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
2.930%	01/15/25	1,157	1,225,402
3.250%	01/15/28	447	482,936
5.250%	05/01/50	1,284	1,789,892
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
2.250%	07/01/30(a)	689	695,260
3.150%	12/15/24	328	348,633
3.950%	08/16/25	534	588,215
4.125%	11/16/28	314	357,461
4.500%	06/01/42	424	521,452
			25,758,501

A7

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Agriculture — 0.7%
Altria Group, Inc.,
Gtd. Notes
2.350%	05/06/25	192	$198,961
2.450%	02/04/32	1,239	1,192,266
3.875%	09/16/46	314	305,829
4.400%	02/14/26	689	772,452
4.800%	02/14/29	55	63,254
5.800%	02/14/39	1,240	1,525,968
5.950%	02/14/49(a)	1,141	1,452,954
6.200%	02/14/59	175	225,685
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.557%	08/15/27	3,538	3,811,654
4.540%	08/15/47	1,499	1,561,751
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
1.375%	07/23/23	706	718,959
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
1.125%	05/01/23	424	429,391
2.100%	05/01/30	463	460,729
2.500%	08/22/22	942	961,133
2.500%	11/02/22(a)	343	350,458
2.900%	11/15/21	1,135	1,138,524
4.500%	03/20/42	132	154,462
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
6.150%	09/15/43	546	683,287
			16,007,717
Airlines — 0.6%
Delta Air Lines, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	05/01/25	5,131	5,993,127
Sr. Unsec’d. Notes
2.900%	10/28/24	199	203,914
3.625%	03/15/22	623	628,493
3.800%	04/19/23(a)	358	372,213
7.375%	01/15/26(a)	987	1,161,881
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.500%	10/20/25	1,273	1,362,963
4.750%	10/20/28	1,168	1,302,893
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
Sr. Sec’d. Notes, 144A
6.500%	06/20/27	877	954,261
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.,
Sr. Sec’d. Notes, 144A
8.000%	09/20/25	757	852,454
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	52	53,462
4.625%	04/15/29	849	877,674
			13,763,335
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Apparel — 0.2%
Hanesbrands, Inc.,
Gtd. Notes, 144A
4.625%	05/15/24	83	$87,446
4.875%	05/15/26(a)	343	371,384
5.375%	05/15/25(a)	480	502,734
NIKE, Inc.,
Sr. Unsec’d. Notes
2.400%	03/27/25	390	409,640
2.750%	03/27/27(a)	672	720,695
2.850%	03/27/30	546	587,111
3.250%	03/27/40	1,053	1,148,386
3.375%	03/27/50(a)	445	498,072
			4,325,468
Auto Manufacturers — 0.7%
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	375	394,692
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28	630	625,738
3.339%	03/28/22	200	201,463
3.625%	06/17/31	1,099	1,109,074
3.815%	11/02/27	280	291,880
4.000%	11/13/30(a)	1,787	1,858,295
4.125%	08/17/27	922	978,054
5.125%	06/16/25	200	217,281
General Motors Co.,
Sr. Unsec’d. Notes
5.150%	04/01/38	176	209,693
5.400%	10/02/23	304	331,617
5.950%	04/01/49	783	1,035,114
6.125%	10/01/25	523	612,994
6.250%	10/02/43	231	310,743
General Motors Financial Co., Inc.,
Gtd. Notes
3.450%	04/10/22	270	272,879
4.250%	05/15/23	110	116,245
4.350%	01/17/27	210	235,451
Nissan Motor Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
3.043%	09/15/23	1,146	1,191,736
3.522%	09/17/25(a)	2,684	2,854,561
4.345%	09/17/27	2,475	2,721,703
			15,569,213
Auto Parts & Equipment — 0.1%
ZF North America Capital, Inc. (Germany),
Gtd. Notes, 144A
4.500%	04/29/22	1,220	1,240,438
Banks — 9.7%
ABN AMRO Bank NV (Netherlands),
Sub. Notes, 144A
4.750%	07/28/25(a)	1,101	1,222,224

A8

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Banco de Credito e Inversiones SA (Chile),
Sr. Unsec’d. Notes, 144A
3.500%	10/12/27(a)	976	$1,045,455
Banco Santander SA (Spain),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%
1.239%(c)	04/12/23	400	405,082
Sr. Unsec’d. Notes
2.746%	05/28/25	2,600	2,726,115
3.848%	04/12/23	600	629,933
Bank of America Corp.,
Sr. Unsec’d. Notes
2.592%(ff)	04/29/31	1,654	1,687,144
3.004%(ff)	12/20/23	1,322	1,362,172
3.419%(ff)	12/20/28	2,336	2,533,825
Sr. Unsec’d. Notes, GMTN
3.300%	01/11/23	2,424	2,515,626
3.500%	04/19/26(a)	1,538	1,679,225
3.593%(ff)	07/21/28	319	349,670
Sr. Unsec’d. Notes, MTN
1.319%(ff)	06/19/26	2,353	2,352,260
3.550%(ff)	03/05/24	1,482	1,544,969
3.824%(ff)	01/20/28	1,032	1,139,582
3.970%(ff)	03/05/29	1,102	1,225,961
3.974%(ff)	02/07/30	480	538,002
4.000%	04/01/24(a)	2,221	2,403,913
4.083%(ff)	03/20/51	4,418	5,226,984
4.125%	01/22/24	1,146	1,238,872
4.330%(ff)	03/15/50	585	716,485
5.000%	01/21/44	1,135	1,484,427
Sub. Notes, MTN
4.000%	01/22/25	1,013	1,101,754
4.200%	08/26/24	777	849,852
4.250%	10/22/26	132	148,649
4.450%	03/03/26	1,076	1,205,156
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN
1.850%	05/01/25(a)	1,372	1,410,897
Sub. Notes
3.803%(ff)	12/15/32	258	282,246
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN
1.600%	04/24/25	402	410,687
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes
1.300%	06/11/25	826	831,699
Barclays Bank PLC (United Kingdom),
Sr. Unsec’d. Notes
1.700%	05/12/22	1,030	1,038,273
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29	874	1,016,577
Sub. Notes
5.088%(ff)	06/20/30	4,290	4,958,066
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
2.219%(ff)	06/09/26	1,044	1,071,596
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
3.375%	01/09/25	1,100	$1,172,954
4.400%	08/14/28	3,598	4,098,591
4.705%(ff)	01/10/25	2,400	2,598,624
5.198%(ff)	01/10/30	928	1,104,463
Sub. Notes, 144A
4.625%	03/13/27	830	931,726
Sub. Notes, 144A, MTN
4.375%(ff)	03/01/33	850	931,532
BPCE SA (France),
Sub. Notes, 144A
5.150%	07/21/24	1,017	1,124,309
Canadian Imperial Bank of Commerce (Canada),
Sr. Unsec’d. Notes
0.950%	06/23/23	820	827,056
CIT Group, Inc.,
Sr. Unsec’d. Notes
4.750%	02/16/24	491	524,319
5.250%	03/07/25	408	453,578
Citigroup, Inc.,
Jr. Sub. Notes
5.950%(ff)	01/30/23(oo)	832	868,055
Jr. Sub. Notes, Series M
6.300%(ff)	05/15/24(oo)	931	998,820
Jr. Sub. Notes, Series P
5.950%(ff)	05/15/25(a)(oo)	1,472	1,602,702
Sr. Unsec’d. Notes
1.678%(ff)	05/15/24	816	831,989
2.572%(ff)	06/03/31	501	510,377
3.106%(ff)	04/08/26	557	591,383
3.668%(ff)	07/24/28	1,958	2,153,251
3.887%(ff)	01/10/28	1,969	2,176,430
4.650%	07/30/45	2,781	3,529,646
4.650%	07/23/48(a)	826	1,067,319
8.125%	07/15/39	170	289,295
Sub. Notes
4.050%	07/30/22	164	168,897
4.400%	06/10/25	2,232	2,469,655
4.450%	09/29/27	2,312	2,629,450
4.750%	05/18/46	192	241,797
5.300%	05/06/44	307	409,110
5.500%	09/13/25	2,716	3,134,901
6.125%	08/25/36(a)	558	765,741
Cooperatieve Rabobank UA (Netherlands),
Gtd. Notes
4.375%	08/04/25(a)	920	1,019,434
4.625%	12/01/23	2,378	2,575,945
Sr. Unsec’d. Notes, 144A, MTN
1.339%(ff)	06/24/26(a)	2,576	2,575,836
Credit Agricole SA (France),
Sr. Unsec’d. Notes, 144A, MTN
1.907%(ff)	06/16/26	1,250	1,272,333
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes
2.950%	04/09/25(a)	1,040	1,102,568

A9

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes
4.550%	04/17/26(a)	350	$393,299
Sr. Unsec’d. Notes, 144A
2.193%(ff)	06/05/26	2,190	2,232,470
3.091%(ff)	05/14/32	1,392	1,426,915
4.194%(ff)	04/01/31	3,496	3,910,395
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
1.226%	06/22/24	200	201,934
3.244%(ff)	12/20/25	690	732,791
5.000%	01/12/22	2,882	2,916,754
5.375%	01/12/24	1,680	1,843,749
Goldman Sachs Capital II,
Ltd. Gtd. Notes, 3 Month LIBOR + 0.768% (Cap 0.000%, Floor 4.000%)
4.000%(c)	11/01/21(oo)	95	93,839
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.876%(ff)	10/31/22	164	164,290
2.908%(ff)	07/21/42	470	464,553
3.200%	02/23/23	1,189	1,231,824
3.210%(ff)	04/22/42	205	211,946
3.500%	04/01/25	877	942,899
3.500%	11/16/26	1,064	1,151,111
4.223%(ff)	05/01/29	521	589,406
4.750%	10/21/45(a)	683	878,942
6.250%	02/01/41	3,840	5,608,542
Sr. Unsec’d. Notes, MTN
3.850%	07/08/24	397	427,385
4.000%	03/03/24	1,438	1,549,747
Sub. Notes
4.250%	10/21/25	2,303	2,551,519
5.150%	05/22/45	1,862	2,438,160
6.750%	10/01/37	2,151	3,079,224
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
2.099%(ff)	06/04/26	1,634	1,668,580
2.848%(ff)	06/04/31(a)	1,317	1,351,387
Sub. Notes
4.250%	03/14/24(a)	1,210	1,299,777
4.250%	08/18/25	1,538	1,684,192
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, 144A
3.125%	07/14/22	1,160	1,184,541
3.375%	01/12/23	942	974,678
Sub. Notes, 144A, MTN
5.017%	06/26/24(a)	3,859	4,171,237
5.710%	01/15/26	300	336,803
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
1.514%(ff)	06/01/24	2,188	2,224,639
2.083%(ff)	04/22/26	1,207	1,241,541
2.522%(ff)	04/22/31	2,319	2,364,127
3.109%(ff)	04/22/51	314	320,342
3.509%(ff)	01/23/29	826	899,084
3.540%(ff)	05/01/28(a)	877	958,604
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
3.782%(ff)	02/01/28	994	$1,096,049
3.897%(ff)	01/23/49	460	529,572
4.023%(ff)	12/05/24	237	253,977
4.203%(ff)	07/23/29	1,014	1,149,117
4.452%(ff)	12/05/29	651	748,914
Sub. Notes
3.875%	09/10/24	6	6,526
4.250%	10/01/27	381	432,396
4.950%	06/01/45(a)	2,915	3,813,891
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.900%	03/12/24	200	215,012
4.375%	03/22/28	1,084	1,233,192
Morgan Stanley,
Sr. Unsec’d. Notes
3.625%	01/20/27	802	883,959
3.737%(ff)	04/24/24	838	879,399
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31	1,559	1,611,789
3.875%	01/27/26	436	481,909
4.000%	07/23/25	824	908,110
Sr. Unsec’d. Notes, MTN
2.188%(ff)	04/28/26	2,033	2,099,165
3.622%(ff)	04/01/31	3,080	3,395,018
National Securities Clearing Corp.,
Sr. Unsec’d. Notes, 144A
1.200%	04/23/23	870	881,854
1.500%	04/23/25	920	933,445
Natwest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.892%(ff)	05/18/29	1,584	1,842,068
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.519%(ff)	06/25/24	200	212,882
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN
1.600%	04/17/23(a)	1,129	1,151,034
Sr. Unsec’d. Notes, MTN
1.150%	06/10/25	783	784,560
Swedbank AB (Sweden),
Sr. Unsec’d. Notes, 144A
1.300%	06/02/23	988	1,002,071
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN
0.750%	06/12/23	1,565	1,574,856
1.150%	06/12/25(a)	793	794,951
U.S. Bancorp,
Sr. Unsec’d. Notes
1.450%	05/12/25	1,625	1,651,530
UBS AG (Switzerland),
Sr. Unsec’d. Notes, 144A
1.750%	04/21/22(a)	1,147	1,155,254
UBS AG/Stamford CT (Switzerland),
Sub. Notes
7.625%	08/17/22	2,235	2,368,222

A10

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
UBS Group AG (Switzerland),
Jr. Sub. Notes, 144A
7.000%(ff)	01/31/24(oo)	3,915	$4,262,683
Sr. Unsec’d. Notes, 144A
2.859%(ff)	08/15/23	460	469,563
3.491%	05/23/23	2,134	2,175,088
4.125%	09/24/25	600	662,487
4.253%	03/23/28(a)	607	682,667
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A, MTN
6.572%	01/14/22	2,786	2,831,312
Wells Fargo & Co.,
Sr. Unsec’d. Notes
2.188%(ff)	04/30/26	1,306	1,348,493
3.000%	10/23/26	1,459	1,562,885
Sr. Unsec’d. Notes, MTN
1.654%(ff)	06/02/24	1,768	1,803,059
2.393%(ff)	06/02/28	3,597	3,709,899
2.879%(ff)	10/30/30	1,102	1,152,578
3.750%	01/24/24	529	565,377
5.013%(ff)	04/04/51	5,428	7,307,075
Sub. Notes
5.606%	01/15/44	788	1,072,526
Sub. Notes, GMTN
4.900%	11/17/45	2,017	2,539,268
Sub. Notes, MTN
4.400%	06/14/46	286	340,504
4.650%	11/04/44	1,753	2,135,410
4.750%	12/07/46	1,129	1,412,286
Wells Fargo Bank NA,
Sub. Notes
5.850%	02/01/37	2,379	3,226,689
6.600%	01/15/38(a)	1,392	2,023,268
			226,200,529
Beverages — 0.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
3.650%	02/01/26	78	85,590
4.700%	02/01/36	2,702	3,266,312
4.900%	02/01/46	1,774	2,203,086
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
3.500%	06/01/30	242	265,148
4.000%	04/13/28	249	280,999
4.350%	06/01/40	385	448,782
4.500%	06/01/50(a)	706	844,701
4.750%	01/23/29	1,476	1,738,018
Becle SAB de CV (Mexico),
Gtd. Notes, 144A
3.750%	05/13/25	682	742,005
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
1.450%	06/01/27(a)	804	811,370
2.500%	06/01/40	23	22,393
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Beverages (cont’d.)
2.600%	06/01/50	324	$310,237
3.375%	03/25/27	1,108	1,226,694
Constellation Brands, Inc.,
Gtd. Notes
4.250%	05/01/23	700	740,451
PepsiCo, Inc.,
Sr. Unsec’d. Notes
0.750%	05/01/23	820	826,431
1.625%	05/01/30	683	670,241
2.250%	03/19/25	78	81,413
2.625%	03/19/27	83	88,506
2.875%	10/15/49	215	218,945
3.625%	03/19/50	117	134,884
3.875%	03/19/60	164	199,159
4.000%	03/05/42	336	399,973
			15,605,338
Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
3.625%	05/22/24	199	213,135
4.663%	06/15/51	165	208,284
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
4.750%	03/01/46	501	629,305
			1,050,724
Building Materials — 0.0%
Carrier Global Corp.,
Sr. Unsec’d. Notes
3.577%	04/05/50	83	88,112
Chemicals — 0.4%
Equate Petrochemical BV (Kuwait),
Gtd. Notes, 144A, MTN
4.250%	11/03/26	1,379	1,521,417
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
5.750%	04/15/24	780	866,650
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
3.750%	06/23/31	1,024	1,021,152
4.500%	10/22/25	1,031	1,107,137
5.125%	06/23/51	901	891,846
Orbia Advance Corp. SAB de CV (Mexico),
Gtd. Notes, 144A
1.875%	05/11/26	1,719	1,721,759
2.875%	05/11/31	1,628	1,640,117
			8,770,078
Commercial Services — 0.4%
Adani Ports & Special Economic Zone Ltd. (India),
Sr. Unsec’d. Notes, 144A
4.000%	07/30/27	1,033	1,078,609
Cintas Corp. No. 2,
Gtd. Notes
3.700%	04/01/27	717	799,813

A11

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
DP World PLC (United Arab Emirates),
Sr. Unsec’d. Notes, 144A, MTN
5.625%	09/25/48	2,042	$2,517,574
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
1.350%	06/01/23(a)	623	633,281
1.650%	06/01/25	651	667,456
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sr. Sec’d. Notes, 144A
5.750%	04/15/26	606	655,332
Service Corp. International,
Sr. Unsec’d. Notes
7.500%	04/01/27	253	308,683
United Rentals North America, Inc.,
Gtd. Notes
3.875%	02/15/31(a)	838	858,151
4.875%	01/15/28	760	803,967
Sec’d. Notes
3.875%	11/15/27	474	496,760
			8,819,626
Computers — 0.2%
Apple, Inc.,
Sr. Unsec’d. Notes
1.125%	05/11/25(a)	1,786	1,797,619
2.450%	08/04/26(a)	1,499	1,586,855
International Business Machines Corp.,
Sr. Unsec’d. Notes
3.000%	05/15/24	715	758,596
			4,143,070
Cosmetics/Personal Care — 0.0%
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
2.800%	03/25/27	127	136,715
Diversified Financial Services — 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.150%	02/15/24(a)	1,197	1,247,889
Air Lease Corp.,
Sr. Unsec’d. Notes
3.375%	07/01/25	534	567,064
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
4.418%	11/15/35	2,855	3,432,044
International Lease Finance Corp.,
Sr. Unsec’d. Notes
5.875%	08/15/22	270	282,494
KKR Group Finance Co. II LLC,
Gtd. Notes, 144A
5.500%	02/01/43	144	190,937
Mastercard, Inc.,
Sr. Unsec’d. Notes
3.850%	03/26/50	110	131,182
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A
4.500%	03/15/23	110	$115,030
5.250%	08/15/22	56	57,994
5.500%	02/15/24	253	276,272
SURA Asset Management SA (Colombia),
Gtd. Notes, 144A
4.875%	04/17/24(a)	1,106	1,194,522
The Vanguard Group Inc.,
Unsec’d. Notes
3.050%	08/22/50^	2,330	2,231,669
Visa, Inc.,
Sr. Unsec’d. Notes
2.050%	04/15/30	1,102	1,120,546
3.150%	12/14/25(a)	417	452,320
4.300%	12/14/45	1,493	1,875,873
			13,175,836
Electric — 1.0%
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
3.800%	07/15/48	561	633,211
Cleveland Electric Illuminating Co. (The),
Sr. Unsec’d. Notes, 144A
3.500%	04/01/28	727	778,999
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes, Series 20A
3.350%	04/01/30	220	240,730
Sr. Unsec’d. Notes, Series 20B
3.950%	04/01/50	171	195,526
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
7.000%	06/15/38	670	980,419
Duke Energy Progress LLC,
First Mortgage
2.800%	05/15/22	28	28,258
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series A
1.600%	01/15/26	319	315,659
Sr. Unsec’d. Notes, Series B
4.400%	07/15/27	1,587	1,738,422
4.750%	03/15/23(a)	1,951	2,030,437
Sr. Unsec’d. Notes, Series C
5.350%	07/15/47	402	490,172
7.375%	11/15/31	5,983	8,160,547
Minejesa Capital BV (Indonesia),
Sr. Sec’d. Notes, 144A
4.625%	08/10/30	1,050	1,086,394
Ohio Edison Co.,
First Mortgage
8.250%	10/15/38	539	866,330
Pacific Gas & Electric Co.,
First Mortgage
1.750%	06/16/22	1,195	1,193,431
2.100%	08/01/27	363	354,206
2.500%	02/01/31	463	440,421

A12

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
3.300%	08/01/40	93	$85,824
3.500%	08/01/50	226	205,387
Progress Energy, Inc.,
Sr. Unsec’d. Notes
7.750%	03/01/31	2,427	3,416,703
			23,241,076
Electronics — 0.0%
Honeywell International, Inc.,
Sr. Unsec’d. Notes
1.350%	06/01/25	513	520,619
Environmental Control — 0.0%
GFL Environmental, Inc. (Canada),
Sr. Sec’d. Notes, 144A
4.250%	06/01/25(a)	390	402,443
Republic Services, Inc.,
Sr. Unsec’d. Notes
2.500%	08/15/24(a)	783	820,183
			1,222,626
Foods — 0.4%
Danone SA (France),
Sr. Unsec’d. Notes, 144A
2.589%	11/02/23	2,106	2,186,809
Hershey Co. (The),
Sr. Unsec’d. Notes
0.900%	06/01/25	220	219,787
Kraft Heinz Foods Co.,
Gtd. Notes
3.000%	06/01/26	260	273,339
4.250%	03/01/31	176	198,704
4.375%	06/01/46	242	276,120
4.625%	10/01/39	12	14,015
4.875%	10/01/49	390	474,900
5.000%	07/15/35	149	183,397
5.000%	06/04/42	231	283,459
5.200%	07/15/45	661	833,741
5.500%	06/01/50	331	436,213
6.750%	03/15/32	22	29,994
6.875%	01/26/39	54	79,363
Gtd. Notes, 144A
7.125%	08/01/39	12	18,116
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.875%	11/01/26(a)	623	638,742
4.875%	05/15/28	40	43,981
Mars, Inc.,
Gtd. Notes, 144A
2.700%	04/01/25	270	284,918
3.200%	04/01/30	447	485,855
Mondelez International Holdings Netherlands BV,
Gtd. Notes, 144A
2.125%	09/19/22	750	763,411
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Foods (cont’d.)
Mondelez International, Inc.,
Sr. Unsec’d. Notes
1.500%	05/04/25	1,255	$1,272,094
			8,996,958
Forest Products & Paper — 0.1%
Suzano Austria GmbH (Brazil),
Gtd. Notes
3.125%	01/15/32	612	591,865
3.750%	01/15/31(a)	2,375	2,445,000
			3,036,865
Healthcare-Products — 0.1%
Abbott Laboratories,
Sr. Unsec’d. Notes
3.750%	11/30/26(a)	627	703,133
4.750%	11/30/36	578	735,843
4.900%	11/30/46	953	1,290,083
Medtronic, Inc.,
Gtd. Notes
3.500%	03/15/25	473	513,228
			3,242,287
Healthcare-Services — 0.6%
Aetna, Inc.,
Sr. Unsec’d. Notes
2.800%	06/15/23	258	267,181
Anthem, Inc.,
Sr. Unsec’d. Notes
3.350%	12/01/24	258	276,925
3.650%	12/01/27	617	684,808
Centene Corp.,
Sr. Unsec’d. Notes
3.375%	02/15/30	171	176,992
4.625%	12/15/29	176	191,701
CommonSpirit Health,
Sec’d. Notes
4.350%	11/01/42	242	277,144
Fresenius Medical Care US Finance II, Inc. (Germany),
Gtd. Notes, 144A
5.875%	01/31/22	546	555,250
HCA, Inc.,
Gtd. Notes
3.500%	09/01/30	347	367,587
5.375%	02/01/25	183	204,464
5.375%	09/01/26(a)	793	907,842
5.625%	09/01/28	54	64,253
5.875%	02/01/29	226	271,598
Sr. Sec’d. Notes
4.500%	02/15/27	52	58,538
5.000%	03/15/24	127	139,297
5.250%	06/15/26	98	112,469
5.500%	06/15/47	1,930	2,492,150
Humana, Inc.,
Sr. Unsec’d. Notes
3.150%	12/01/22(a)	578	592,709

A13

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
3.950%	03/15/27	474	$528,164
4.500%	04/01/25	132	146,346
4.625%	12/01/42	314	385,338
4.800%	03/15/47	54	68,008
4.950%	10/01/44	199	255,680
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47	753	918,833
New York & Presbyterian Hospital (The),
Unsec’d. Notes
4.063%	08/01/56	1,030	1,290,730
NYU Langone Hospitals,
Sec’d. Notes
4.368%	07/01/47	175	207,273
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
1.250%	01/15/26	249	250,814
2.000%	05/15/30	242	242,723
2.375%	10/15/22	98	100,177
3.125%	05/15/60	83	84,986
3.500%	06/15/23	226	237,913
3.750%	07/15/25(a)	429	473,035
3.875%	08/15/59	578	682,284
4.250%	06/15/48	171	210,110
4.450%	12/15/48	132	167,212
5.700%	10/15/40	826	1,155,067
			15,045,601
Home Builders — 0.1%
Lennar Corp.,
Gtd. Notes
4.500%	04/30/24(a)	424	458,745
4.750%	05/30/25	89	99,129
4.750%	11/29/27(a)	849	983,522
MDC Holdings, Inc.,
Gtd. Notes
6.000%	01/15/43	66	82,739
Toll Brothers Finance Corp.,
Gtd. Notes
4.375%	04/15/23(a)	336	348,547
			1,972,682
Household Products/Wares — 0.0%
Spectrum Brands, Inc.,
Gtd. Notes
5.750%	07/15/25	24	24,678
Gtd. Notes, 144A
5.000%	10/01/29	54	58,157
			82,835
Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.350%	04/01/23	526	547,967
4.700%	04/01/26	249	274,437
			822,404
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance — 0.4%
American International Group, Inc.,
Jr. Sub. Notes
6.250%	03/15/87(a)	434	$513,046
Sr. Unsec’d. Notes
2.500%	06/30/25(a)	424	443,979
3.750%	07/10/25	495	538,989
Berkshire Hathaway Finance Corp.,
Gtd. Notes
4.250%	01/15/49	920	1,129,359
Chubb INA Holdings, Inc.,
Gtd. Notes
3.350%	05/03/26	551	600,719
Guardian Life Global Funding,
Sec’d. Notes, 144A
1.100%	06/23/25	319	319,946
MetLife, Inc.,
Jr. Sub. Notes
6.400%	12/15/66	1,990	2,547,650
New York Life Global Funding,
Sr. Sec’d. Notes, 144A
0.950%	06/24/25	596	594,458
Principal Life Global Funding II,
Sec’d. Notes, 144A
1.250%	06/23/25	286	286,353
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44	2,045	2,643,566
			9,618,065
Internet — 1.1%
Alibaba Group Holding Ltd. (China),
Sr. Unsec’d. Notes
3.600%	11/28/24	1,065	1,142,847
4.200%	12/06/47	1,136	1,252,394
Alphabet, Inc.,
Sr. Unsec’d. Notes
0.450%	08/15/25	231	227,740
0.800%	08/15/27(a)	441	430,209
1.100%	08/15/30(a)	513	484,721
2.050%	08/15/50	826	721,647
Amazon.com, Inc.,
Sr. Unsec’d. Notes
0.800%	06/03/25	942	940,375
1.200%	06/03/27(a)	1,157	1,153,375
1.500%	06/03/30(a)	567	551,169
2.100%	05/12/31(a)	519	525,686
2.500%	06/03/50	2,854	2,678,636
3.150%	08/22/27	297	326,527
3.875%	08/22/37	567	667,393
4.050%	08/22/47(a)	706	856,000
4.250%	08/22/57	164	208,332
4.950%	12/05/44	171	230,490
Baidu, Inc. (China),
Sr. Unsec’d. Notes
3.875%	09/29/23	1,277	1,348,393

A14

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Internet (cont’d.)
Prosus NV (China),
Sr. Unsec’d. Notes, 144A
3.832%	02/08/51	430	$391,271
Sr. Unsec’d. Notes, 144A, MTN
3.061%	07/13/31(a)	4,602	4,496,034
4.027%	08/03/50	1,271	1,194,921
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, 144A, MTN
3.595%	01/19/28	2,345	2,511,158
3.680%	04/22/41	1,299	1,344,066
3.840%	04/22/51	2,825	2,965,244
			26,648,628
Iron/Steel — 0.1%
ArcelorMittal SA (Luxembourg),
Sr. Unsec’d. Notes
7.000%	10/15/39	253	357,345
Vale Overseas Ltd. (Brazil),
Gtd. Notes
6.875%	11/21/36	659	881,101
6.875%	11/10/39(a)	465	629,288
			1,867,734
Leisure Time — 0.0%
VOC Escrow Ltd.,
Sr. Sec’d. Notes, 144A
5.000%	02/15/28(a)	655	646,116
Lodging — 0.5%
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
3.625%	02/15/32	199	196,156
5.375%	05/01/25(a)	336	351,553
5.750%	05/01/28	226	243,401
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.875%	04/01/27(a)	1,014	1,048,691
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
2.900%	06/25/25	1,654	1,662,166
3.200%	08/08/24	1,383	1,419,890
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
3.800%	01/08/26	780	803,712
5.125%	08/08/25	870	936,645
5.400%	08/08/28	1,140	1,260,439
Sr. Unsec’d. Notes, 144A
2.300%	03/08/27	1,080	1,045,146
2.850%	03/08/29(a)	1,010	972,315
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.125%	12/15/29(a)	300	283,827
5.625%	08/26/28	1,402	1,339,281
			11,563,222
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Machinery-Diversified — 0.1%
Deere & Co.,
Sr. Unsec’d. Notes
3.100%	04/15/30	132	$143,474
3.750%	04/15/50(a)	733	870,598
Otis Worldwide Corp.,
Sr. Unsec’d. Notes
2.056%	04/05/25(a)	417	430,682
			1,444,754
Media — 1.3%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32	970	998,995
Sr. Unsec’d. Notes, 144A
4.500%	08/15/30	66	68,019
5.000%	02/01/28	265	276,625
5.125%	05/01/27	1,383	1,440,232
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.500%	03/01/42	360	351,458
4.200%	03/15/28	689	769,928
4.800%	03/01/50	199	224,159
4.908%	07/23/25	2,525	2,838,342
5.050%	03/30/29	1,928	2,251,636
5.375%	04/01/38	460	555,738
5.750%	04/01/48	33	41,740
6.484%	10/23/45	276	374,625
6.834%	10/23/55	171	248,828
Comcast Cable Communications Holdings, Inc.,
Gtd. Notes
9.455%	11/15/22	44	48,498
Comcast Corp.,
Gtd. Notes
2.800%	01/15/51	491	464,045
3.100%	04/01/25	45	48,142
3.150%	03/01/26	347	374,946
3.250%	11/01/39	66	69,794
3.300%	04/01/27	683	747,825
3.375%	08/15/25	249	269,881
3.400%	04/01/30	385	422,968
3.400%	07/15/46	61	64,590
3.450%	02/01/50	557	591,837
3.750%	04/01/40	83	93,420
3.950%	10/15/25	3,631	4,029,226
3.969%	11/01/47	1,791	2,041,829
3.999%	11/01/49	208	240,771
4.000%	03/01/48	98	112,214
4.150%	10/15/28	585	673,199
4.200%	08/15/34	105	122,864
4.250%	10/15/30	276	321,834
4.250%	01/15/33	292	343,732
5.650%	06/15/35	89	119,070
Gtd. Notes, 144A
2.937%	11/01/56	172	163,245

A15

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
CSC Holdings LLC,
Gtd. Notes, 144A
4.500%	11/15/31(a)	1,225	$1,210,505
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29	501	491,504
5.875%	11/15/24	988	1,062,095
7.750%	07/01/26(a)	105	118,642
Fox Corp.,
Sr. Unsec’d. Notes
5.476%	01/25/39(a)	1,185	1,514,974
Time Warner Cable LLC,
Sr. Sec’d. Notes
6.550%	05/01/37	183	247,410
7.300%	07/01/38	2,490	3,572,517
Time Warner Entertainment Co. LP,
Sr. Sec’d. Notes
8.375%	07/15/33	772	1,139,818
ViacomCBS, Inc.,
Sr. Unsec’d. Notes
3.875%	04/01/24	314	335,095
Walt Disney Co. (The),
Gtd. Notes
6.650%	11/15/37	71	105,779
			31,602,594
Mining — 0.9%
Anglo American Capital PLC (South Africa),
Gtd. Notes, 144A
3.625%	09/11/24	630	676,185
4.000%	09/11/27	2,540	2,797,529
4.750%	04/10/27	1,070	1,217,529
Barrick Gold Corp. (Canada),
Sr. Unsec’d. Notes
5.250%	04/01/42	110	142,262
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.700%	05/30/41	904	1,222,820
5.750%	05/01/43	144	197,118
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
2.875%	02/24/22	96	96,980
5.000%	09/30/43(a)	551	733,267
Freeport-McMoRan, Inc.,
Gtd. Notes
3.875%	03/15/23	12	12,376
4.550%	11/14/24	23	24,865
4.625%	08/01/30	314	338,858
5.450%	03/15/43	1,188	1,461,864
Glencore Finance Canada Ltd. (Switzerland),
Gtd. Notes, 144A
5.550%	10/25/42	2,037	2,593,722
Glencore Funding LLC (Australia),
Gtd. Notes, 144A
4.000%	03/27/27(a)	2,677	2,941,117
4.125%	05/30/23	28	29,590
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Mining (cont’d.)
4.125%	03/12/24(a)	1,222	$1,308,162
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
5.250%	11/08/42	2,810	3,495,740
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.000%	08/15/40	61	78,475
Yamana Gold, Inc. (Canada),
Gtd. Notes
4.625%	12/15/27	799	889,582
			20,258,041
Miscellaneous Manufacturing — 0.1%
3M Co.,
Sr. Unsec’d. Notes
2.375%	08/26/29(a)	749	775,902
3.050%	04/15/30	121	130,709
3.700%	04/15/50(a)	892	1,021,532
Eaton Corp.,
Gtd. Notes
4.150%	11/02/42	281	330,451
General Electric Co.,
Sr. Unsec’d. Notes
3.450%	05/01/27(a)	144	158,058
3.625%	05/01/30(a)	286	317,898
Sr. Unsec’d. Notes, GMTN
6.875%	01/10/39	300	446,188
Sr. Unsec’d. Notes, MTN
6.750%	03/15/32	242	332,023
			3,512,761
Oil & Gas — 4.0%
Apache Corp.,
Sr. Unsec’d. Notes
3.250%	04/15/22	574	576,798
4.250%	01/15/44(a)	1,857	1,876,408
4.375%	10/15/28(a)	589	636,395
4.750%	04/15/43	235	254,422
5.100%	09/01/40	936	1,048,344
5.250%	02/01/42	90	100,283
5.350%	07/01/49	460	510,833
6.000%	01/15/37(a)	317	385,671
BP Capital Markets America, Inc.,
Gtd. Notes
3.000%	02/24/50	1,620	1,559,933
3.119%	05/04/26	567	612,631
3.216%	11/28/23	1,284	1,353,371
3.410%	02/11/26(a)	1,189	1,296,157
3.633%	04/06/30	436	485,943
3.790%	02/06/24	137	146,639
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
3.506%	03/17/25	1,829	1,981,242
3.535%	11/04/24	164	177,307

A16

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Chevron Corp.,
Sr. Unsec’d. Notes
1.554%	05/11/25	838	$856,777
1.995%	05/11/27	292	301,220
3.078%	05/11/50	920	952,765
Chevron USA, Inc.,
Gtd. Notes
3.850%	01/15/28	1,102	1,244,557
4.950%	08/15/47	253	337,114
5.250%	11/15/43	546	736,176
6.000%	03/01/41	171	247,581
Cimarex Energy Co.,
Sr. Unsec’d. Notes
3.900%	05/15/27	2,672	2,925,314
4.375%	03/15/29(a)	672	757,961
ConocoPhillips,
Gtd. Notes, 144A
3.750%	10/01/27	309	344,673
4.300%	08/15/28	2,462	2,833,295
Continental Resources, Inc.,
Gtd. Notes
3.800%	06/01/24	231	242,794
4.375%	01/15/28(a)	1,444	1,597,759
4.500%	04/15/23	496	513,566
4.900%	06/01/44	150	168,079
Gtd. Notes, 144A
5.750%	01/15/31(a)	650	785,607
Devon Energy Corp.,
Sr. Unsec’d. Notes
4.750%	05/15/42	352	399,998
5.000%	06/15/45(a)	3,063	3,594,192
5.600%	07/15/41	573	718,447
Sr. Unsec’d. Notes, 144A
4.500%	01/15/30	261	284,061
5.250%	10/15/27	158	167,896
5.875%	06/15/28	85	93,509
Diamondback Energy, Inc.,
Gtd. Notes
3.500%	12/01/29	491	525,262
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
5.875%	05/28/45(a)	2,197	2,219,080
EOG Resources, Inc.,
Sr. Unsec’d. Notes
3.900%	04/01/35	706	800,769
4.150%	01/15/26(a)	667	744,359
4.375%	04/15/30	164	191,470
4.950%	04/15/50(a)	215	284,370
EQT Corp.,
Sr. Unsec’d. Notes
3.000%	10/01/22(a)	793	806,932
3.900%	10/01/27	1,000	1,084,271
5.000%	01/15/29	177	199,742
6.625%	02/01/25	66	75,605
Sr. Unsec’d. Notes, 144A
3.125%	05/15/26	30	30,739
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
3.625%	05/15/31	630	$656,598
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
1.571%	04/15/23	66	67,276
2.992%	03/19/25	1,829	1,950,863
3.043%	03/01/26(a)	1,047	1,129,788
3.452%	04/15/51	1,102	1,178,603
3.482%	03/19/30(a)	667	742,500
4.114%	03/01/46(a)	1,747	2,049,181
4.327%	03/19/50	83	101,415
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
5.375%	04/24/30	260	308,122
6.375%	10/24/48	1,240	1,599,267
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
5.875%	02/01/29	171	174,890
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
3.000%	02/15/27(a)	567	566,608
3.400%	04/15/26(a)	887	910,494
4.100%	02/15/47	1,895	1,809,680
4.200%	03/15/48	672	643,447
4.400%	04/15/46	358	356,190
4.500%	07/15/44	78	78,319
4.625%	06/15/45	1,058	1,082,075
5.550%	03/15/26	1,681	1,866,484
6.450%	09/15/36	877	1,103,974
6.600%	03/15/46	981	1,236,914
6.625%	09/01/30	1,460	1,801,872
7.500%	05/01/31	249	323,389
7.875%	09/15/31	2,294	3,057,262
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.299%	01/27/25(a)	5,856	6,527,300
6.900%	03/19/49	1,246	1,390,873
7.250%	03/17/44(a)	2,177	2,511,248
7.375%	01/17/27	585	704,363
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.500%	01/23/26	1,336	1,344,683
6.375%	01/23/45	1,987	1,686,562
6.625%	06/15/35	176	167,016
Gtd. Notes, MTN
6.875%	08/04/26	1,047	1,138,795
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.125%	01/15/26	220	217,309
2.150%	01/15/31(a)	963	935,185
Qatar Petroleum (Qatar),
Sr. Unsec’d. Notes, 144A
2.250%	07/12/31	2,151	2,127,879
3.125%	07/12/41	1,379	1,380,191
3.300%	07/12/51	1,385	1,401,055

A17

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25	270	$285,018
5.000%	03/15/23	512	531,360
5.875%	07/01/22	22	22,388
Shell International Finance BV (Netherlands),
Gtd. Notes
2.750%	04/06/30	286	303,308
2.875%	05/10/26(a)	953	1,026,865
3.250%	04/06/50(a)	1,399	1,488,969
4.375%	05/11/45	1,108	1,361,063
4.550%	08/12/43	557	697,223
6.375%	12/15/38	752	1,105,340
Sinopec Group Overseas Development 2014 Ltd. (China),
Gtd. Notes, 144A
4.375%	04/10/24	1,066	1,156,580
Southwestern Energy Co.,
Gtd. Notes
5.375%	03/15/30	130	140,401
Gtd. Notes, 144A
5.375%	02/01/29	30	32,119
			94,546,621
Oil & Gas Services — 0.2%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.,
Sr. Unsec’d. Notes
3.337%	12/15/27(a)	862	940,037
Halliburton Co.,
Sr. Unsec’d. Notes
3.800%	11/15/25	23	25,185
7.450%	09/15/39	1,329	1,936,436
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.900%	05/17/28	726	801,680
			3,703,338
Packaging & Containers — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Unsec’d. Notes, 144A
5.250%	08/15/27	430	438,006
Ball Corp.,
Gtd. Notes
3.125%	09/15/31	610	602,853
WestRock RKT LLC,
Gtd. Notes
4.000%	03/01/23	203	210,895
			1,251,754
Pharmaceuticals — 2.5%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.300%	11/21/22	3,521	3,596,289
2.600%	11/21/24	783	823,062
2.950%	11/21/26	738	790,770
3.200%	11/21/29(a)	3,863	4,162,623
3.450%	03/15/22	639	644,739
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
3.600%	05/14/25	826	$894,181
3.750%	11/14/23	144	153,370
3.800%	03/15/25	1,091	1,185,183
4.250%	11/21/49	1,735	2,054,208
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
9.250%	04/01/26	286	305,445
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	02/15/29(a)	1,361	1,267,345
5.250%	01/30/30	3,544	3,303,957
6.250%	02/15/29	1,300	1,286,105
7.250%	05/30/29	417	426,973
9.000%	12/15/25	375	397,116
Sr. Sec’d. Notes, 144A
5.500%	11/01/25	28	28,453
Bayer Corp. (Germany),
Gtd. Notes, 144A
6.650%	02/15/28(a)	673	833,129
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.363%	06/06/24	724	769,632
3.734%	12/15/24	117	126,492
4.685%	12/15/44	280	347,505
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.600%	05/16/22	343	348,114
2.900%	07/26/24	390	414,114
3.400%	07/26/29	1,889	2,093,464
3.550%	08/15/22(a)	507	521,474
3.875%	08/15/25	428	471,779
5.000%	08/15/45	1,472	1,978,243
Cigna Corp.,
Gtd. Notes
3.750%	07/15/23	832	879,354
4.125%	11/15/25	491	545,406
4.375%	10/15/28	683	789,343
4.800%	08/15/38	1,654	2,024,233
4.900%	12/15/48	1,102	1,406,511
CVS Health Corp.,
Sr. Unsec’d. Notes
2.125%	09/15/31	750	736,541
2.750%	12/01/22	1,345	1,374,533
3.250%	08/15/29	1,654	1,778,568
3.625%	04/01/27	203	223,935
3.700%	03/09/23	350	365,498
3.750%	04/01/30	507	563,407
3.875%	07/20/25	483	528,906
4.125%	04/01/40	210	241,116
4.250%	04/01/50(a)	1,168	1,381,859
4.300%	03/25/28	394	449,270
5.050%	03/25/48	1,218	1,570,739
5.125%	07/20/45	452	582,206
CVS Pass-Through Trust,
Pass-Through Certificates
6.943%	01/10/30	281	337,173

A18

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Sr. Sec’d. Notes
6.036%	12/10/28	299	$341,642
GlaxoSmithKline Capital PLC (United Kingdom),
Gtd. Notes
2.850%	05/08/22	66	67,027
Johnson & Johnson,
Sr. Unsec’d. Notes
0.550%	09/01/25	634	625,796
0.950%	09/01/27	1,261	1,241,403
3.625%	03/03/37	551	634,934
Merck & Co., Inc.,
Sr. Unsec’d. Notes
0.750%	02/24/26(a)	904	892,368
1.450%	06/24/30(a)	534	516,816
Pfizer, Inc.,
Sr. Unsec’d. Notes
0.800%	05/28/25	1,074	1,069,991
1.700%	05/28/30(a)	694	684,422
2.625%	04/01/30	596	628,794
Teva Pharmaceutical Finance Co. BV (Israel),
Gtd. Notes
2.950%	12/18/22	276	278,046
Gtd. Notes, Series 2
3.650%	11/10/21	187	186,964
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
2.800%	07/21/23(a)	1,405	1,396,269
3.150%	10/01/26(a)	2,892	2,770,150
4.100%	10/01/46(a)	2,243	1,937,503
7.125%	01/31/25(a)	940	1,026,814
			59,301,302
Pipelines — 2.0%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates),
Sr. Sec’d. Notes, 144A
4.600%	11/02/47	1,000	1,180,113
Cameron LNG LLC,
Sr. Sec’d. Notes, 144A
2.902%	07/15/31	242	256,591
3.302%	01/15/35	1,757	1,874,736
Cheniere Energy Partners LP,
Gtd. Notes, 144A
3.250%	01/31/32	1,060	1,064,001
4.000%	03/01/31	210	220,544
Cheniere Energy, Inc.,
Sr. Sec’d. Notes
4.625%	10/15/28	990	1,043,909
DCP Midstream Operating LP,
Gtd. Notes, 144A
6.450%	11/03/36	210	261,485
Energy Transfer LP,
Jr. Sub. Notes, Series F
6.750%(ff)	05/15/25(oo)	678	695,985
Sr. Unsec’d. Notes
2.900%	05/15/25	452	474,193
3.750%	05/15/30(a)	2,490	2,688,359
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
4.950%	06/15/28	319	$366,389
5.000%	05/15/50	164	189,363
5.250%	04/15/29	215	251,869
5.300%	04/01/44	78	90,638
5.400%	10/01/47	61	72,737
6.250%	04/15/49	1,499	1,972,779
7.500%	07/01/38	217	301,649
7.600%	02/01/24	297	332,295
Energy Transfer Partners LP/Regency Energy Finance Corp.,
Sr. Unsec’d. Notes
4.500%	11/01/23	40	42,598
5.875%	03/01/22	117	117,990
Enterprise Products Operating LLC,
Gtd. Notes
2.800%	01/31/30(a)	915	957,126
3.700%	01/31/51(a)	1,592	1,671,086
3.950%	01/31/60	408	438,322
4.150%	10/16/28	2,567	2,917,623
4.200%	01/31/50	441	497,468
4.800%	02/01/49	117	142,618
4.850%	03/15/44	171	205,718
7.550%	04/15/38	171	262,297
Kinder Morgan, Inc.,
Gtd. Notes
4.300%	06/01/25	309	341,271
4.300%	03/01/28(a)	381	431,935
5.550%	06/01/45	242	308,967
Gtd. Notes, GMTN
7.750%	01/15/32	1,467	2,102,715
MPLX LP,
Sr. Unsec’d. Notes
4.500%	04/15/38	1,152	1,288,288
4.700%	04/15/48	177	203,980
4.800%	02/15/29	877	1,015,637
4.875%	12/01/24	799	884,995
4.875%	06/01/25	838	935,326
5.200%	03/01/47	40	48,556
5.500%	02/15/49	807	1,023,774
Peru LNG Srl (Peru),
Sr. Unsec’d. Notes, 144A
5.375%	03/22/30	530	429,300
Southern Natural Gas Co. LLC,
Sr. Unsec’d. Notes
8.000%	03/01/32(a)	1,185	1,677,454
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.875%	02/01/31(a)	704	759,359
5.000%	01/15/28	220	231,545
5.375%	02/01/27	89	92,141
5.875%	04/15/26(a)	121	126,540
6.500%	07/15/27	231	249,045
6.875%	01/15/29(a)	567	635,846
Gtd. Notes, 144A
4.000%	01/15/32	93	96,090

A19

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Tennessee Gas Pipeline Co. LLC,
Gtd. Notes, 144A
2.900%	03/01/30	1,994	$2,061,418
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
7.850%	02/01/26	1,472	1,836,765
Western Midstream Operating LP,
Sr. Unsec’d. Notes, 3 Month LIBOR + 2.100%
2.229%(c)	01/13/23	258	258,063
Sr. Unsec’d. Notes
4.350%	02/01/25(a)	727	767,581
4.500%	03/01/28	176	190,364
5.300%	02/01/30(a)	2,609	2,882,185
5.300%	03/01/48	60	69,154
5.500%	08/15/48	91	106,447
6.500%	02/01/50	441	518,686
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.500%	11/15/30(a)	772	838,868
3.700%	01/15/23	203	209,708
3.750%	06/15/27	93	102,525
4.850%	03/01/48	270	330,011
7.750%	06/15/31	727	1,010,896
8.750%	03/15/32	117	179,213
Sr. Unsec’d. Notes, Series A
7.500%	01/15/31	943	1,310,658
			46,145,787
Real Estate Investment Trusts (REITs) — 0.1%
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.250%	06/01/25	17	18,970
5.375%	04/15/26	144	163,871
VEREIT Operating Partnership LP,
Gtd. Notes
4.875%	06/01/26	391	447,738
WEA Finance LLC/Westfield UK & Europe Finance PLC (France),
Gtd. Notes, 144A
3.750%	09/17/24	1,560	1,659,332
			2,289,911
Retail — 0.6%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.500%	02/15/29	585	579,298
3.875%	01/15/28	589	593,665
Costco Wholesale Corp.,
Sr. Unsec’d. Notes
1.375%	06/20/27	1,213	1,219,159
1.600%	04/20/30	706	690,031
Dollar General Corp.,
Sr. Unsec’d. Notes
3.250%	04/15/23	78	80,877
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.500%	04/15/27	898	952,072
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
2.700%	04/15/30	408	$431,760
3.300%	04/15/40	468	507,295
3.350%	04/15/50(a)	1,361	1,472,697
3.900%	12/06/28	83	95,014
3.900%	06/15/47	78	91,323
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
4.500%	04/15/30	1,096	1,285,130
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
1.450%	09/01/25	110	111,629
3.300%	07/01/25	463	498,488
3.375%	05/26/25	336	361,735
3.500%	03/01/27(a)	1,113	1,224,593
3.500%	07/01/27	370	408,521
3.600%	07/01/30(a)	381	423,823
3.625%	09/01/49	83	90,621
3.700%	01/30/26	429	471,740
3.800%	04/01/28	375	419,655
4.200%	04/01/50	700	835,486
Target Corp.,
Sr. Unsec’d. Notes
2.250%	04/15/25	777	810,691
Walmart, Inc.,
Sr. Unsec’d. Notes
1.500%	09/22/28	450	448,212
1.800%	09/22/31	230	227,876
			14,331,391
Semiconductors — 0.5%
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	3,488	3,477,034
Intel Corp.,
Sr. Unsec’d. Notes
1.600%	08/12/28(a)	580	578,040
3.050%	08/12/51	280	280,155
3.700%	07/29/25	414	453,338
4.750%	03/25/50	931	1,221,909
Micron Technology, Inc.,
Sr. Unsec’d. Notes
2.497%	04/24/23	667	686,661
NVIDIA Corp.,
Sr. Unsec’d. Notes
2.850%	04/01/30	297	318,265
3.500%	04/01/40(a)	562	623,997
3.500%	04/01/50	2,430	2,704,794
3.700%	04/01/60(a)	414	478,209
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes, 144A
2.700%	05/01/25	441	461,081
Texas Instruments, Inc.,
Sr. Unsec’d. Notes
1.750%	05/04/30	441	436,240
			11,719,723

A20

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Software — 0.6%
Microsoft Corp.,
Sr. Unsec’d. Notes
2.400%	08/08/26(a)	4,066	$4,320,151
2.525%	06/01/50	71	68,562
2.675%	06/01/60	57	55,382
2.700%	02/12/25	441	467,332
2.875%	02/06/24	1,786	1,878,498
2.921%	03/17/52	158	164,373
3.041%	03/17/62	273	287,346
3.300%	02/06/27(a)	370	409,415
3.450%	08/08/36	35	40,112
Oracle Corp.,
Sr. Unsec’d. Notes
1.650%	03/25/26(a)	2,319	2,351,736
2.875%	03/25/31	2,535	2,612,357
salesforce.com, Inc.,
Sr. Unsec’d. Notes
3.250%	04/11/23	820	855,096
			13,510,360
Telecommunications — 2.1%
Altice France SA (France),
Sr. Sec’d. Notes, 144A
7.375%	05/01/26	1,231	1,277,297
AT&T, Inc.,
Sr. Unsec’d. Notes
1.650%	02/01/28(a)	2,131	2,111,416
2.300%	06/01/27	1,240	1,284,365
3.100%	02/01/43	2,357	2,268,371
3.500%	09/15/53	537	531,716
3.550%	09/15/55	1,347	1,328,057
3.800%	12/01/57	258	263,683
4.350%	06/15/45	242	273,165
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32	258	385,643
Sprint Corp.,
Gtd. Notes
7.625%	02/15/25	485	566,997
7.875%	09/15/23	324	362,100
Telecom Italia SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.303%	05/30/24	530	570,952
Telefonica Emisiones SA (Spain),
Gtd. Notes
4.895%	03/06/48	1,135	1,362,112
5.213%	03/08/47	170	212,028
T-Mobile USA, Inc.,
Gtd. Notes
2.250%	02/15/26	226	228,416
2.625%	02/15/29	694	701,001
2.875%	02/15/31(a)	513	517,595
3.500%	04/15/31	826	871,777
Gtd. Notes, 144A
3.500%	04/15/31(a)	667	704,375
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Sr. Sec’d. Notes
2.050%	02/15/28	203	$204,661
2.550%	02/15/31	623	625,600
3.000%	02/15/41	40	38,785
3.500%	04/15/25	2,964	3,190,788
3.750%	04/15/27	137	150,941
3.875%	04/15/30	3,449	3,810,450
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.750%	01/20/31(a)	853	811,490
2.100%	03/22/28	832	844,656
2.550%	03/21/31	2,469	2,504,814
2.625%	08/15/26(a)	402	425,390
2.650%	11/20/40	1,983	1,870,299
2.875%	11/20/50	2,954	2,747,689
3.850%	11/01/42	304	337,505
3.875%	02/08/29	199	223,347
4.000%	03/22/50	1,312	1,480,847
4.125%	03/16/27	1,372	1,557,238
4.125%	08/15/46	358	410,693
4.329%	09/21/28	519	597,030
4.400%	11/01/34	187	221,460
4.500%	08/10/33	2,810	3,345,937
4.522%	09/15/48	314	384,351
4.862%	08/21/46	766	975,301
5.250%	03/16/37	1,427	1,850,159
5.500%	03/16/47	110	152,661
Sr. Unsec’d. Notes, 144A
2.355%	03/15/32(a)	2,390	2,366,257
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.375%	05/30/28	1,237	1,420,967
			48,370,382
Transportation — 0.1%
Union Pacific Corp.,
Sr. Unsec’d. Notes
2.150%	02/05/27(a)	661	686,423
2.400%	02/05/30	931	955,210
3.750%	07/15/25	578	633,375
3.750%	02/05/70(a)	936	1,046,397
Sr. Unsec’d. Notes, 144A
2.891%	04/06/36	137	142,144
			3,463,549

Total Corporate Bonds (cost $765,673,391)			818,634,686
Residential Mortgage-Backed Securities — 6.5%
Adjustable Rate Mortgage Trust,
Series 2005-05, Class 1A1
2.843%(cc)	09/25/35	90	81,955
Alternative Loan Trust,
Series 2005-J04, Class M2, 1 Month LIBOR + 0.960% (Cap 11.000%, Floor 0.960%)
1.046%(c)	07/25/35	361	360,701

A21

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Banc of America Funding Trust,
Series 2015-R02, Class 4A1, 144A, 1 Month LIBOR + 0.165% (Cap N/A, Floor 0.165%)
0.251%(c)	09/29/36	52	$52,159
Banc of America Mortgage Trust,
Series 2003-H, Class 3A1
2.742%(cc)	09/25/33	52	52,699
Series 2005-H, Class 2A1
2.970%(cc)	09/25/35	41	41,116
Bear Stearns ALT-A Trust,
Series 2004-11, Class 1M1, 1 Month LIBOR + 0.900% (Cap 11.500%, Floor 0.900%)
0.986%(c)	11/25/34	3,833	3,848,456
Bear Stearns Asset-Backed Securities Trust,
Series 2003-AC05, Class A3, 1 Month LIBOR + 1.100% (Cap 8.500%, Floor 1.100%)
1.186%(c)	10/25/33	49	48,616
Connecticut Avenue Securities Trust,
Series 2020-R01, Class 1M2, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)
2.136%(c)	01/25/40	872	877,077
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-HYB06, Class A1
2.613%(cc)	11/20/34	49	51,460
Credit Suisse Mortgage Trust,
Series 2015-02R, Class 7A1, 144A
2.324%(cc)	08/27/36	605	614,847
Series 2018-J01, Class A2, 144A
3.500%(cc)	02/25/48	4,660	4,778,947
Series 2020-RPL4, Class A1, 144A
2.000%(cc)	01/25/60	1,732	1,764,894
Series 2021-2R, Class 1A1, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
1.833%(c)	07/25/47	2,625	2,640,364
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust,
Series 2006-PR01, Class 5AS4, IO, 144A
6.769%(cc)	04/15/36	22,024	4,607,978
Fannie Mae Connecticut Avenue Securities,
Series 2013-C01, Class M2, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)
5.336%(c)	10/25/23	1,480	1,539,810
Series 2014-C01, Class M2, 1 Month LIBOR + 4.400% (Cap N/A, Floor 0.000%)
4.486%(c)	01/25/24	2,997	3,103,488
Series 2014-C02, Class 1M2, 1 Month LIBOR + 2.600% (Cap N/A, Floor 2.600%)
2.686%(c)	05/25/24	3,484	3,526,317
Series 2018-C01, Class 1M2, 1 Month LIBOR + 2.250% (Cap N/A, Floor 2.250%)
2.336%(c)	07/25/30	2,089	2,116,421
Fannie Mae Interest Strips,
Series 409, Class C01, IO
3.000%	11/25/26	699	32,792
Series 409, Class C02, IO
3.000%	04/25/27	843	46,342
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 409, Class C13, IO
3.500%	11/25/41	475	$45,816
Series 409, Class C22, IO
4.500%	11/25/39	431	62,770
Fannie Mae REMICS,
Series 2004-038, Class FK, 1 Month LIBOR + 0.350% (Cap 8.000%, Floor 0.350%)
0.436%(c)	05/25/34	129	130,082
Series 2010-027, Class AS, IO, 1 Month LIBOR x (1) + 6.480% (Cap 6.480%, Floor 0.000%)
6.394%(c)	04/25/40	363	72,804
Series 2010-123, Class PM
4.000%	07/25/40	1,760	1,871,489
Series 2011-099, Class KS, IO, 1 Month LIBOR x (1) + 6.700% (Cap 6.700%, Floor 0.000%)
6.614%(c)	10/25/26	472	43,134
Series 2012-028, Class B
6.500%	06/25/39	49	53,330
Series 2012-046, Class BA
6.000%	05/25/42	298	347,651
Series 2012-051, Class B
7.000%	05/25/42	125	152,794
Series 2012-070, Class YS, IO, 1 Month LIBOR x (1) + 6.650% (Cap 6.650%, Floor 0.000%)
6.564%(c)	02/25/41	19	356
Series 2012-074, Class OA, PO
0.305%(s)	03/25/42	59	56,005
Series 2012-074, Class SA, IO, 1 Month LIBOR x (1) + 6.650% (Cap 6.650%, Floor 0.000%)
6.564%(c)	03/25/42	386	62,419
Series 2012-075, Class AO, PO
0.305%(s)	03/25/42	89	83,950
Series 2012-075, Class NS, IO, 1 Month LIBOR x (1) + 6.600% (Cap 6.600%, Floor 0.000%)
6.514%(c)	07/25/42	34	6,175
Series 2012-118, Class CI, IO
3.500%	12/25/39	77	118
Series 2012-133, Class CS, IO, 1 Month LIBOR x (1) + 6.150% (Cap 6.150%, Floor 0.000%)
6.064%(c)	12/25/42	210	38,654
Series 2012-134, Class MS, IO, 1 Month LIBOR x (1) + 6.150% (Cap 6.150%, Floor 0.000%)
6.064%(c)	12/25/42	203	43,264
Series 2013-009, Class BC
6.500%	07/25/42	412	489,244
Series 2013-009, Class CB
5.500%	04/25/42	1,055	1,204,001
Series 2013-009, Class SA, IO, 1 Month LIBOR x (1) + 6.150% (Cap 6.150%, Floor 0.000%)
6.064%(c)	03/25/42	1,626	247,532
Series 2013-026, Class HI, IO
3.000%	04/25/32	538	10,892
Series 2013-073, Class IA, IO
3.000%	09/25/32	2,491	157,723

A22

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2013-126, Class CS, IO, 1 Month LIBOR x (1) + 6.150% (Cap 6.150%, Floor 0.000%)
6.064%(c)	09/25/41	1,098	$127,099
Series 2015-055, Class IO, IO
1.433%(cc)	08/25/55	1,024	43,673
Series 2015-056, Class AS, IO, 1 Month LIBOR x (1) + 6.150% (Cap 6.150%, Floor 0.000%)
6.064%(c)	08/25/45	275	65,393
Series 2020-047, Class GZ
2.000%	07/25/50	735	682,053
Series 2020-56, Class DI, IO
2.500%	08/25/50	1,282	205,207
Series 2021-01, Class IG, IO
2.500%	02/25/51	2,195	322,403
Series 2021-03, Class QI, IO
2.500%	02/25/51	2,752	398,242
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA01, Class B1, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 0.000%)
2.386%(c)	01/25/50	2,143	2,141,724
Series 2020-DNA02, Class M2, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
1.936%(c)	02/25/50	6,042	6,090,550
Series 2020-DNA04, Class M2, 144A, 1 Month LIBOR + 3.750% (Cap N/A, Floor 0.000%)
3.836%(c)	08/25/50	2,278	2,297,845
Series 2021-DNA01, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)
1.850%(c)	01/25/51	2,045	2,051,414
Flagstar Mortgage Trust,
Series 2018-02, Class A4, 144A
3.500%(cc)	04/25/48	353	353,772
Freddie Mac Reference REMIC,
Series R007, Class ZA
6.000%	05/15/36	577	670,640
Freddie Mac REMICS,
Series 2957, Class ZA
5.000%	03/15/35	1,130	1,281,521
Series 3242, Class SC, IO, 1 Month LIBOR x (1) + 6.290% (Cap 6.290%, Floor 0.000%)
6.206%(c)	11/15/36	244	46,651
Series 3368, Class AI, IO, 1 Month LIBOR x (1) + 6.030% (Cap 6.030%, Floor 0.000%)
5.946%(c)	09/15/37	389	73,557
Series 3621, Class SB, IO, 1 Month LIBOR x (1) + 6.230% (Cap 6.230%, Floor 0.000%)
6.146%(c)	01/15/40	113	22,033
Series 3639, Class EY
5.000%	02/15/30	394	435,053
Series 3768, Class MB
4.000%	12/15/39	643	656,841
Series 3947, Class SG, IO, 1 Month LIBOR x (1) + 5.950% (Cap 5.950%, Floor 0.000%)
5.866%(c)	10/15/41	912	143,343
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 4054, Class SA, IO, 1 Month LIBOR x (1) + 6.050% (Cap 6.050%, Floor 0.000%)
5.966%(c)	08/15/39	351	$64,949
Series 4119, Class IN, IO
3.500%	10/15/32	420	41,669
Series 4146, Class DI, IO
3.000%	12/15/31	1,326	74,124
Series 4174, Class SA, IO, 1 Month LIBOR x (1) + 6.200% (Cap 6.200%, Floor 0.000%)
6.116%(c)	05/15/39	103	1,152
Series 4194, Class BI, IO
3.500%	04/15/43	398	42,896
Series 4210, Class Z
3.000%	05/15/43	604	629,177
Series 4239, Class IO, IO
3.500%	06/15/27	1,299	61,696
Series 4415, Class IO, IO
1.672%(cc)	04/15/41	642	37,010
Series 4813, Class CJ
3.000%	08/15/48	338	349,283
Series 5010, Class IK, IO
2.500%	09/25/50	706	94,121
Series 5010, Class JI, IO
2.500%	09/25/50	1,778	262,060
Series 5013, Class IN, IO
2.500%	09/25/50	756	108,773
Series 5018, Class MI, IO
2.000%	10/25/50	1,287	166,738
Series 5040, Class IB, IO
2.500%	11/25/50	497	63,823
Series 5059, Class IB, IO
2.500%	01/25/51	2,017	319,881
Freddie Mac Strips,
Series 283, Class IO, IO
3.500%	10/15/27	373	21,606
Government National Mortgage Assoc.,
Series 2010-042, Class BS, IO, 1 Month LIBOR x (1) + 6.480% (Cap 6.480%, Floor 0.000%)
6.393%(c)	04/20/40	82	16,066
Series 2010-076, Class CS, IO, 1 Month LIBOR x (1) + 6.550% (Cap 6.550%, Floor 0.000%)
6.463%(c)	06/20/40	967	208,194
Series 2010-085, Class HS, IO, 1 Month LIBOR x (1) + 6.650% (Cap 6.650%, Floor 0.000%)
6.563%(c)	01/20/40	62	2,733
Series 2010-H11, Class FA, 1 Month LIBOR + 1.000% (Cap 11.000%, Floor 1.000%)
1.088%(c)	06/20/60	2,566	2,606,802
Series 2010-H26, Class LF, 1 Month LIBOR + 0.350% (Cap 13.898%, Floor 0.350%)
0.440%(c)	08/20/58	224	224,410
Series 2012-034, Class SA, IO, 1 Month LIBOR x (1) + 6.050% (Cap 6.050%, Floor 0.000%)
5.963%(c)	03/20/42	742	163,173

A23

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2012-043, Class SN, IO, 1 Month LIBOR x (1) + 6.600% (Cap 6.600%, Floor 0.000%)
6.515%(c)	04/16/42	371	$77,934
Series 2012-066, Class CI, IO
3.500%	02/20/38	158	874
Series 2012-098, Class SA, IO, 1 Month LIBOR x (1) + 6.100% (Cap 6.100%, Floor 0.000%)
6.015%(c)	08/16/42	320	58,313
Series 2012-124, Class AS, IO, 1 Month LIBOR x (1) + 6.200% (Cap 6.200%, Floor 0.000%)
6.115%(c)	10/16/42	508	99,386
Series 2013-069, Class AI, IO
3.500%	05/20/43	389	54,047
Series 2014-005, Class SP, IO, 1 Month LIBOR x (1) + 6.150% (Cap 6.150%, Floor 0.000%)
6.065%(c)	06/16/43	404	34,635
Series 2018-037, Class QA
2.750%	03/20/48	329	349,073
Series 2018-H06, Class PF, 1 Month LIBOR + 0.300% (Cap 11.000%, Floor 0.300%)
0.390%(c)	02/20/68	420	419,632
Series 2018-H07, Class FD, 1 Month LIBOR + 0.300% (Cap 11.000%, Floor 0.300%)
0.390%(c)	05/20/68	725	724,790
Series 2018-H08, Class KF, 1 Month LIBOR + 0.300% (Cap 11.000%, Floor 0.300%)
0.390%(c)	05/20/68	334	334,185
Series 2018-H13, Class FC, 1 Month LIBOR + 0.300% (Cap 11.000%, Floor 0.300%)
0.390%(c)	07/20/68	520	519,485
Series 2018-H17, Class FG, 12 Month LIBOR + 0.250% (Cap 7.500%, Floor 0.250%)
0.683%(c)	10/20/68	2,929	2,908,926
Series 2019-090, Class AB
3.000%	07/20/49	1,299	1,355,203
Series 2019-123, Class A
3.000%	10/20/49	40	39,738
Series 2020-047, Class MI, IO
3.500%	04/20/50	1,172	153,237
Series 2020-047, Class NI, IO
3.500%	04/20/50	489	74,832
Series 2020-123, Class IL, IO
2.500%	08/20/50	541	72,587
Series 2020-123, Class NI, IO
2.500%	08/20/50	1,658	222,623
Series 2020-127, Class IN, IO
2.500%	08/20/50	747	100,414
Series 2020-129, Class IE, IO
2.500%	09/20/50	650	90,478
Series 2020-160, Class IH, IO
2.500%	10/20/50	527	72,458
Series 2020-160, Class VI, IO
2.500%	10/20/50	651	90,042
Series 2020-160, Class YI, IO
2.500%	10/20/50	2,267	314,348
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2020-181, Class WI, IO
2.000%	12/20/50	4,636	$499,616
Series 2020-H09, Class NF, 1 Month LIBOR + 1.250% (Cap 11.000%, Floor 1.250%)
1.337%(c)	04/20/70	1,110	1,143,954
Series 2020-H12, Class F, 1 Month LIBOR + 0.500% (Cap 7.500%, Floor 0.500%)
0.587%(c)	07/20/70	619	623,769
Series 2020-H13, Class FA, 1 Month LIBOR + 0.450% (Cap 7.500%, Floor 0.450%)
0.537%(c)	07/20/70	7,185	7,226,670
Series 2020-H13, Class FC, 1 Month LIBOR + 0.450% (Cap 7.500%, Floor 0.450%)
0.537%(c)	07/20/70	7,165	7,203,219
Series 2020-H13, Class FM, 1 Month LIBOR + 0.400% (Cap 11.000%, Floor 0.400%)
0.487%(c)	08/20/70	3,720	3,729,638
Series 2021-29, Class TI, IO
2.500%	02/20/51	1,395	266,779
GreenPoint Mortgage Funding Trust,
Series 2005-AR04, Class G41B, 1 Month LIBOR + 0.200% (Cap 10.500%, Floor 0.200%)
0.286%(c)	10/25/45	70	65,890
Series 2006-AR03, Class 3A1, 1 Month LIBOR + 0.460% (Cap 10.500%, Floor 0.460%)
0.546%(c)	04/25/36	31	41,033
GSR Mortgage Loan Trust,
Series 2005-08F, Class 2A1
5.500%	11/25/35	52	54,763
HarborView Mortgage Loan Trust,
Series 2004-11, Class 3A3, 1 Month LIBOR + 0.760% (Cap 10.500%, Floor 0.760%)
0.847%(c)	01/19/35	52	50,695
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR27, Class 2A2, 1 Month LIBOR + 0.400% (Cap 10.500%, Floor 0.400%)
0.486%(c)	10/25/36	275	270,485
JPMorgan Mortgage Trust,
Series 2005-A06, Class 2A4
2.566%(cc)	08/25/35	122	124,354
Series 2005-S03, Class 1A1
6.500%	01/25/36	778	571,146
Series 2018-05, Class A1, 144A
3.500%(cc)	10/25/48	2,093	2,129,578
Legacy Mortgage Asset Trust,
Series 2020-GS05, Class A1, 144A
3.250%	06/25/60	2,699	2,742,786
Merrill Lynch Mortgage Investors Trust,
Series 2006-01, Class 2A1
2.013%(cc)	02/25/36	70	73,646
Mill City Mortgage Loan Trust,
Series 2019-GS01, Class M2, 144A
3.250%(cc)	07/25/59	4,425	4,667,404
Morgan Stanley Mortgage Loan Trust,
Series 2004-5AR, Class 2A
2.577%(cc)	07/25/34	88	91,607

A24

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2005-10, Class 1A1, 1 Month LIBOR + 0.700% (Cap 5.750%, Floor 0.700%)
0.786%(c)	12/25/35	350	$253,776
MRA Issuance Trust,
Series 2021-EBO1, Class A1X, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
1.834%(c)	02/16/22	6,260	6,257,614
Series 2021-EBO4, Class A1X, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
1.836%(c)	02/16/22	8,570	8,572,088
New Residential Mortgage Loan Trust,
Series 2018-RPL01, Class M2, 144A
3.500%(cc)	12/25/57	2,303	2,407,980
Series 2019-03A, Class A1A, 144A
3.750%(cc)	11/25/58	3,050	3,234,451
Series 2019-06A, Class B1, 144A
4.000%(cc)	09/25/59	2,078	2,243,286
Series 2019-06A, Class B2, 144A
4.250%(cc)	09/25/59	2,078	2,242,770
Nomura Asset Acceptance Corp. Alternative Loan Trust,
Series 2005-AR01, Class M1, 1 Month LIBOR + 1.070% (Cap 11.000%, Floor 1.070%)
1.156%(c)	02/25/35	1,270	1,303,053
Series 2006-AF01, Class 2A
3.348%(cc)	06/25/36	317	271,906
Nomura Asset Acceptance Corp. Reperforming Loan REMIC Trust Certificates,
Series 2004-R03, Class A1, 144A
6.500%	02/25/35	684	694,257
PMT Credit Risk Transfer Trust,
Series 2019-02R, Class A, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)
2.837%(c)	05/27/23	3,612	3,575,823
Series 2021-01R, Class A, 144A, 1 Month LIBOR + 2.900% (Cap N/A, Floor 2.900%)
2.988%(c)	02/27/24	1,706	1,741,520
RAMP Trust,
Series 2005-SL01, Class A7
8.000%	05/25/32	66	50,972
RBSGC Mortgage Loan Trust,
Series 2007-B, Class 1A4, 1 Month LIBOR + 0.450% (Cap 6.500%, Floor 0.450%)
0.536%(c)	01/25/37	256	103,518
Residential Asset Securitization Trust,
Series 2007-A07, Class A3
6.000%	07/25/37	919	522,027
SACO I Trust,
Series 2007-VA01, Class A, 144A
5.594%(cc)	06/25/21	52	46,296
Seasoned Credit Risk Transfer Trust,
Series 2017-02, Class M1, 144A
4.000%(cc)	08/25/56	4,681	4,761,212
Series 2017-02, Class M2, 144A
4.000%(cc)	08/25/56	6,701	6,901,486
Series 2017-03, Class M2, 144A
4.750%(cc)	07/25/56	4,485	4,667,696
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2021-01, Class M, 144A
4.250%	09/25/60		1,433	$1,497,481
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-13, Class A2, 1 Month LIBOR + 0.300% (Cap N/A, Floor 0.300%)
0.386%(c)	09/25/34		120	115,502
Wachovia Mortgage Loan Trust LLC,
Series 2005-A, Class 1A1
2.178%(cc)	08/20/35		23	23,624
WaMu Mortgage Pass-Through Certificates Trust,
Series 2003-AR09, Class 1A7
2.514%(cc)	09/25/33		50	50,132
Series 2005-AR13, Class A1C3, 1 Month LIBOR + 0.980% (Cap 10.500%, Floor 0.980%)
1.066%(c)	10/25/45		723	720,630
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR04, Class 2A1
2.800%(cc)	04/25/36		20	19,935

Total Residential Mortgage-Backed Securities (cost $147,519,298)				151,059,299
Sovereign Bonds — 8.7%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.500%	10/11/22		2,020	2,063,078
3.125%	09/30/49		6,293	6,335,734
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
0.500%(cc)	07/09/30		1,066	390,709
1.000%	07/09/29		375	143,925
1.125%(cc)	07/09/35		5,208	1,700,489
2.500%(cc)	07/09/41		5,168	1,892,288
Bahamas Government International Bond (Bahamas),
Sr. Unsec’d. Notes, 144A
6.950%	11/20/29		441	393,448
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
3.717%	01/25/27		865	945,512
Brazil Notas do Tesouro Nacional (Brazil),
Notes, Series NTNF
10.000%	01/01/23	BRL	38,299	7,090,155
10.000%	01/01/25	BRL	60,998	11,144,698
10.000%	01/01/27	BRL	12,694	2,275,666
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
2.625%	01/05/23		670	687,806
4.625%	01/13/28(a)		1,328	1,398,518
5.000%	01/27/45		2,945	2,751,524
5.625%	01/07/41(a)		2,185	2,214,436
5.625%	02/21/47		5,101	5,105,137
China Government Bond (China),
Sr. Unsec’d. Notes
3.310%	11/30/25	CNH	7,000	1,120,161

A25

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.250%	04/22/32		1,390	$1,297,894
4.125%	02/22/42(a)		1,402	1,261,788
5.625%	02/26/44		1,441	1,506,724
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
3.500%	01/11/28(a)		410	445,447
4.350%	01/11/48		2,543	2,831,925
Sr. Unsec’d. Notes, 144A
5.250%	01/08/47		1,544	1,926,663
Sr. Unsec’d. Notes, 144A, MTN
3.750%	04/25/22		270	274,787
4.750%	07/18/47		400	469,929
5.125%	01/15/45		2,111	2,555,664
Sr. Unsec’d. Notes, EMTN
3.750%	04/25/22		2,287	2,327,551
Indonesia Treasury Bond (Indonesia),
Bonds, Series 087
6.500%	02/15/31	IDR	296,563,000	20,929,107
Bonds, Series 091
6.375%	04/15/32	IDR	46,629,000	3,289,637
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes
2.750%	07/03/30		1,150	1,223,201
Kenya Government International Bond (Kenya),
Sr. Unsec’d. Notes
6.875%	06/24/24		1,050	1,149,926
Kuwait International Government Bond (Kuwait),
Sr. Unsec’d. Notes, 144A
3.500%	03/20/27		2,071	2,293,653
Mexican Bonos (Mexico),
Bonds, Series M
8.000%	11/07/47	MXN	614,640	30,069,356
Sr. Unsec’d. Notes, Series M
7.750%	11/23/34	MXN	79,630	3,939,082
Sr. Unsec’d. Notes, Series M
7.750%	11/13/42	MXN	181,734	8,723,324
Sr. Unsec’d. Notes, Series M20
8.500%	05/31/29	MXN	127,130	6,599,079
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.600%	02/10/48		1,106	1,144,034
Sr. Unsec’d. Notes, GMTN
5.750%	10/12/2110		588	669,908
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes, 144A
7.143%	02/23/30		874	891,190
Sr. Unsec’d. Notes, 144A, MTN
6.500%	11/28/27(a)		1,140	1,179,665
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
2.252%	09/29/32		1,476	1,389,403
4.500%	04/01/56		867	941,247
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.783%	01/23/31		1,399	1,389,218
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
5.625%	11/18/50(a)		1,035	$1,407,140
6.550%	03/14/37		83	112,093
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
4.000%	03/14/29		2,757	3,137,636
4.400%	04/16/50		390	475,728
4.817%	03/14/49		1,731	2,230,405
5.103%	04/23/48		525	697,803
Republic of Kenya Government International Bond (Kenya),
Sr. Unsec’d. Notes, 144A
6.300%	01/23/34		1,572	1,552,144
7.250%	02/28/28(a)		1,070	1,177,822
Republic of Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
4.000%	01/22/24		2,716	2,930,093
Russian Federal Bond - OFZ (Russia),
Bonds, Series 6207
8.150%	02/03/27	RUB	252,350	3,621,040
Bonds, Series 6211
7.000%	01/25/23	RUB	94,015	1,289,693
Bonds, Series 6212
7.050%	01/19/28	RUB	326,848	4,470,889
Bonds, Series 6215
7.000%	08/16/23	RUB	256,388	3,515,783
Bonds, Series 6219
7.750%	09/16/26	RUB	43,880	616,833
Bonds, Series 6224
6.900%	05/23/29	RUB	839,717	11,369,569
Bonds, Series 6225
7.250%	05/10/34	RUB	24,071	327,607
Bonds, Series 6228
7.650%	04/10/30	RUB	403,247	5,711,823
Bonds, Series 6230
7.700%	03/16/39	RUB	578,966	8,201,776
State of Israel (Israel),
Sr. Unsec’d. Notes
3.375%	01/15/50(a)		1,220	1,295,713
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.975%	04/20/55		534	669,624

Total Sovereign Bonds (cost $217,786,863)				203,183,900
U.S. Government Agency Obligations — 13.9%
Federal Home Loan Mortgage Corp.
2.000%	09/01/41		3,485	3,546,821
2.000%	11/01/50		1,238	1,246,163
2.000%	02/01/51		109	109,741
2.000%	02/01/51		164	165,845
2.000%	02/01/51		215	217,188
2.000%	02/01/51		280	282,949
2.000%	02/01/51		1,116	1,125,447
2.000%	02/01/51		2,155	2,174,031
2.000%	03/01/51		55	55,011
2.000%	03/01/51		72	72,647
2.000%	03/01/51		165	166,424
2.000%	03/01/51		326	327,982

A26

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
2.000%	03/01/51	329	$331,531
2.000%	03/01/51	368	372,071
2.000%	03/01/51	372	376,189
2.000%	03/01/51	425	428,764
2.000%	03/01/51	429	431,873
2.000%	03/01/51	1,382	1,387,553
2.000%	04/01/51	167	168,323
2.000%	04/01/51	326	328,702
2.000%	04/01/51	426	426,972
2.000%	04/01/51	433	440,708
2.000%	04/01/51	489	492,586
2.000%	04/01/51	541	542,724
2.000%	05/01/51	166	168,073
2.000%	05/01/51	2,631	2,654,445
2.000%	06/01/51	1,524	1,537,669
2.500%	04/01/41	218	227,073
2.500%	11/01/50	97	101,516
2.500%	11/01/50	206	214,762
2.500%	11/01/50	318	331,371
2.500%	12/01/50	2,207	2,291,688
2.500%	01/01/51	99	102,260
2.500%	01/01/51	1,636	1,697,480
2.500%	02/01/51	513	533,210
2.500%	03/01/51	369	386,945
2.500%	05/01/51	195	205,269
2.500%	07/01/51	199	207,188
2.500%	07/01/51	397	412,317
2.500%	07/01/51	1,487	1,545,987
2.500%	07/01/51	7,027	7,307,515
2.500%	08/01/51	99	104,060
2.500%	08/01/51	299	310,469
2.500%	08/01/51	397	412,772
2.500%	08/01/51	398	416,168
2.500%	09/01/51	599	623,087
3.000%	09/01/32	370	390,655
3.000%	10/01/32	228	240,784
3.000%	02/01/38	71	73,966
3.000%	04/01/38	53	55,833
3.000%	01/01/47	701	753,118
3.000%	01/01/47	1,038	1,110,469
3.000%	09/01/48	61	64,759
3.000%	09/01/49	1,758	1,881,325
3.000%	01/01/50	96	101,558
3.000%	03/01/50	115	120,252
3.000%	07/01/50	2,582	2,731,659
3.000%	09/01/50	22,653	23,972,676
3.500%	04/01/33	680	733,830
3.500%	01/01/38	1,057	1,144,474
3.500%	11/01/42	23	25,511
3.500%	06/01/46	35	37,994
3.500%	07/01/47	39	41,467
3.500%	12/01/47	385	419,824
3.500%	03/01/48	522	555,248
3.500%	04/01/50	510	551,486
3.500%	05/01/50	731	789,261
3.500%	02/01/51	1,120	1,203,820
4.000%	03/01/42	470	518,369
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.000%	10/01/42	920	$1,012,571
4.000%	04/01/43	473	520,939
4.000%	05/01/43	56	62,180
4.000%	06/01/43	39	44,001
4.000%	06/01/43	40	45,447
4.000%	06/01/43	43	47,424
4.000%	06/01/43	44	49,280
4.000%	06/01/43	46	50,533
4.000%	07/01/43	185	206,611
4.000%	07/01/43	215	242,761
4.000%	08/01/43	226	248,446
4.000%	03/01/44	344	377,197
4.000%	07/01/44	110	120,644
4.000%	02/01/45	195	211,051
4.000%	05/01/45	60	65,225
4.000%	03/01/46	299	325,464
4.000%	05/01/46	351	381,423
4.000%	07/01/46	274	293,909
4.000%	07/01/47	209	226,808
4.000%	12/01/47	1,024	1,104,325
4.000%	03/01/48	1,109	1,213,562
4.000%	04/01/49	1,536	1,677,641
4.500%	09/01/23	32	34,302
4.500%	08/01/24	22	23,926
4.500%	12/01/43	704	785,200
4.500%	03/01/44	528	589,288
4.500%	04/01/44	52	55,916
4.500%	04/01/44	179	197,772
4.500%	04/01/44	208	228,081
4.500%	04/01/44	225	251,412
4.500%	04/01/44	247	272,063
4.500%	04/01/44	314	347,966
4.500%	04/01/44	380	430,605
4.500%	04/01/44	416	467,711
4.500%	04/01/44	1,360	1,528,357
4.500%	07/01/49	468	512,515
5.000%	07/01/25	35	37,928
5.000%	06/01/26	109	113,503
5.000%	05/01/36	18	20,700
5.000%	03/01/38	135	154,855
5.000%	06/01/41	62	69,850
5.000%	05/01/48	123	136,389
5.000%	06/01/48	24	26,910
5.000%	10/01/48	78	85,312
5.000%	10/01/48	299	329,124
5.000%	11/01/48	359	396,949
5.500%	12/01/38	98	113,450
5.500%	12/01/38	231	269,597
6.500%	09/01/39	84	95,315
6.500%	09/01/39	242	279,789
7.000%	03/01/39	88	102,576
Federal National Mortgage Assoc.
1.500%	TBA	2,700	2,726,684
1.500%	12/01/35	410	415,744
1.500%	03/01/36	106	107,276
2.000%	08/01/50	196	198,102
2.000%	09/01/50	197	198,800

A27

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
2.000%	01/01/51	361	$362,975
2.000%	01/01/51	531	532,932
2.000%	01/01/51	627	630,443
2.000%	02/01/51	160	162,659
2.000%	02/01/51	161	162,768
2.000%	02/01/51	166	167,454
2.000%	02/01/51	218	219,433
2.000%	02/01/51	219	219,436
2.000%	02/01/51	265	268,342
2.000%	02/01/51	271	276,019
2.000%	02/01/51	368	371,185
2.000%	02/01/51	578	581,507
2.000%	02/01/51	594	596,628
2.000%	02/01/51	1,047	1,059,991
2.000%	02/01/51	1,420	1,424,816
2.000%	02/01/51	2,133	2,147,370
2.000%	03/01/51	55	55,071
2.000%	03/01/51	109	109,500
2.000%	03/01/51	109	109,832
2.000%	03/01/51	110	110,770
2.000%	03/01/51	110	111,085
2.000%	03/01/51	111	112,138
2.000%	03/01/51	218	220,138
2.000%	03/01/51	219	222,194
2.000%	03/01/51	220	221,827
2.000%	03/01/51	326	329,997
2.000%	03/01/51	327	330,659
2.000%	03/01/51	333	334,176
2.000%	03/01/51	421	424,004
2.000%	03/01/51	427	428,376
2.000%	03/01/51	433	437,770
2.000%	03/01/51	436	437,242
2.000%	03/01/51	1,023	1,027,276
2.000%	03/01/51	1,329	1,337,794
2.000%	03/01/51	1,453	1,460,762
2.000%	04/01/51	98	99,221
2.000%	04/01/51	163	163,906
2.000%	04/01/51	163	165,694
2.000%	04/01/51	166	169,137
2.000%	04/01/51	277	277,631
2.000%	04/01/51	320	322,040
2.000%	04/01/51	369	374,405
2.000%	04/01/51	1,018	1,021,782
2.000%	04/01/51	1,498	1,504,649
2.000%	04/01/51	1,616	1,626,356
2.000%	05/01/51	7,336	7,390,702
2.000%	07/01/51	794	801,085
2.500%	TBA	2,900	2,984,395
2.500%	TBA	5,800	5,980,117
2.500%	03/01/38	1,623	1,679,790
2.500%	03/01/41	274	288,381
2.500%	04/01/41	322	339,810
2.500%	04/01/41	962	1,016,532
2.500%	04/01/41	1,172	1,226,336
2.500%	05/01/41	2,582	2,688,753
2.500%	09/01/50	476	499,881
2.500%	10/01/50	51	53,281
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
2.500%	11/01/50	362	$376,904
2.500%	11/01/50	478	503,069
2.500%	12/01/50	372	386,160
2.500%	01/01/51	773	802,720
2.500%	02/01/51	285	299,679
2.500%	02/01/51	361	375,810
2.500%	02/01/51	1,193	1,238,231
2.500%	02/01/51	1,230	1,276,578
2.500%	03/01/51	592	618,352
2.500%	04/01/51	371	389,407
2.500%	04/01/51	596	621,085
2.500%	04/01/51	817	846,923
2.500%	05/01/51	483	501,173
2.500%	05/01/51	546	566,724
2.500%	06/01/51	194	204,086
2.500%	06/01/51	281	291,103
2.500%	06/01/51	592	615,402
2.500%	06/01/51	981	1,021,382
2.500%	07/01/51	299	314,532
2.500%	07/01/51	397	413,549
2.500%	07/01/51	497	516,365
2.500%	07/01/51	589	611,869
2.500%	07/01/51	792	824,617
2.500%	08/01/51	299	310,520
2.500%	08/01/51	299	310,966
2.500%	08/01/51	597	620,337
2.500%	09/01/51	100	104,894
2.500%	09/01/51	3,300	3,414,466
2.790%	08/01/29	2,591	2,796,071
3.000%	07/01/35	92	97,699
3.000%	02/01/36	727	770,347
3.000%	04/01/36	562	595,409
3.000%	07/01/36	1,829	1,936,348
3.000%	08/01/36	1,018	1,078,595
3.000%	10/01/36	3,859	4,094,422
3.000%	12/01/36	2,920	3,095,353
3.000%	12/01/37	80	84,167
3.000%	06/01/38	960	1,015,762
3.000%	03/01/40	846	887,963
3.000%	09/01/42	1,383	1,494,445
3.000%	12/01/42	27	29,262
3.000%	12/01/42	42	44,336
3.000%	01/01/43	8	8,176
3.000%	01/01/43	29	30,540
3.000%	01/01/43	42	44,553
3.000%	01/01/43	75	80,036
3.000%	01/01/43	79	84,339
3.000%	01/01/43	258	276,775
3.000%	01/01/43	293	311,885
3.000%	02/01/43	42	44,973
3.000%	07/01/46	1,349	1,438,753
3.000%	08/01/49	43	46,168
3.000%	08/01/49	261	281,232
3.000%	01/01/50	144	152,359
3.000%	02/01/50	309	326,329
3.000%	07/01/50	5,496	5,832,441
3.000%	08/01/50	400	422,293

A28

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.000%	08/01/50	4,689	$5,004,318
3.040%	06/01/29	551	606,007
3.160%	05/01/29	518	568,527
3.500%	TBA	500	529,033
3.500%	12/01/34	310	335,265
3.500%	01/01/35	194	209,965
3.500%	02/01/37	266	286,677
3.500%	03/01/37	175	186,897
3.500%	12/01/37	205	222,788
3.500%	08/01/39	247	263,433
3.500%	02/01/40	267	286,786
3.500%	02/01/40	691	750,892
3.500%	09/01/42	339	365,477
3.500%	12/01/42	183	199,770
3.500%	01/01/43	1,687	1,823,173
3.500%	03/01/43	1,165	1,264,653
3.500%	04/01/43	1,050	1,146,199
3.500%	04/01/43	1,090	1,206,376
3.500%	06/01/43	1,113	1,232,107
3.500%	06/01/43	1,210	1,339,835
3.500%	07/01/43	1,602	1,773,355
3.500%	04/01/45	316	341,578
3.500%	12/01/45	311	337,682
3.500%	01/01/46	278	300,929
3.500%	01/01/46	333	363,338
3.500%	12/01/46	537	579,223
3.500%	01/01/47	9	9,652
3.500%	09/01/47	530	564,148
3.500%	10/01/47	143	156,039
3.500%	10/01/47	1,000	1,072,392
3.500%	11/01/47	1,363	1,487,817
3.500%	04/01/48	421	447,619
3.500%	04/01/48	1,625	1,750,453
3.500%	05/01/48	569	605,864
3.500%	08/01/49	213	228,762
3.500%	02/01/50	3,207	3,417,034
3.500%	05/01/50	1,090	1,170,180
3.500%	08/01/50	1,194	1,278,001
3.500%	08/01/50	2,031	2,185,035
4.000%	10/01/40	664	730,414
4.000%	01/01/42	887	979,844
4.000%	04/01/42	65	72,025
4.000%	07/01/42	747	826,522
4.000%	10/01/42	416	455,137
4.000%	11/01/42	763	833,236
4.000%	12/01/42	59	65,337
4.000%	12/01/42	95	105,333
4.000%	12/01/42	330	363,403
4.000%	04/01/43	71	79,146
4.000%	06/01/43	27	30,299
4.000%	06/01/43	28	31,084
4.000%	06/01/43	40	44,236
4.000%	06/01/43	48	53,168
4.000%	06/01/43	49	54,092
4.000%	06/01/43	50	55,824
4.000%	06/01/43	57	63,570
4.000%	06/01/43	66	73,557
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.000%	06/01/43	73	$81,311
4.000%	06/01/43	78	86,757
4.000%	06/01/43	93	104,861
4.000%	06/01/43	94	105,062
4.000%	06/01/43	174	194,022
4.000%	06/01/43	179	198,065
4.000%	07/01/43	47	52,758
4.000%	07/01/43	184	203,682
4.000%	07/01/43	273	304,404
4.000%	07/01/43	294	326,876
4.000%	01/01/45	470	519,818
4.000%	02/01/45	1,356	1,512,114
4.000%	02/01/47	234	254,949
4.000%	04/01/47	4,199	4,561,309
4.000%	07/01/47	1,366	1,476,023
4.000%	08/01/47	229	247,258
4.000%	10/01/47	592	637,996
4.000%	01/01/48	48	51,431
4.000%	01/01/48	203	219,250
4.000%	02/01/48	133	144,907
4.000%	09/01/48	352	379,819
4.000%	01/01/49	860	928,454
4.000%	02/01/56	4,732	5,332,804
4.000%	06/01/57	483	537,466
4.500%	04/01/31	119	129,604
4.500%	05/01/31	386	421,538
4.500%	06/01/31	135	147,824
4.500%	11/01/31	170	186,027
4.500%	12/01/31	45	48,599
4.500%	12/01/31	181	197,600
4.500%	12/01/39	4	4,482
4.500%	09/01/41	151	168,164
4.500%	10/01/41	75	84,224
4.500%	10/01/41	124	136,978
4.500%	10/01/41	221	248,048
4.500%	09/01/42	32	35,759
4.500%	09/01/43	30	33,484
4.500%	09/01/43	37	41,112
4.500%	09/01/43	262	290,871
4.500%	10/01/43	21	23,536
4.500%	10/01/43	49	54,508
4.500%	10/01/43	163	182,411
4.500%	10/01/43	208	231,218
4.500%	11/01/43	74	82,925
4.500%	11/01/43	150	166,569
4.500%	12/01/43	84	93,039
4.500%	12/01/43	193	214,857
4.500%	01/01/44	82	91,724
4.500%	01/01/44	118	132,059
4.500%	01/01/44	121	133,518
4.500%	01/01/44	194	218,240
4.500%	01/01/44	747	839,708
4.500%	02/01/44	23	24,881
4.500%	02/01/44	31	33,826
4.500%	02/01/44	54	58,115
4.500%	02/01/44	60	66,164
4.500%	02/01/44	266	296,857

A29

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.500%	02/01/44	482	$531,523
4.500%	03/01/44	50	55,513
4.500%	03/01/44	115	126,953
4.500%	04/01/44	9	9,932
4.500%	04/01/44	74	80,010
4.500%	04/01/44	163	182,397
4.500%	04/01/44	174	191,506
4.500%	04/01/44	233	261,259
4.500%	04/01/44	382	432,838
4.500%	05/01/44	46	52,029
4.500%	05/01/44	261	290,840
4.500%	01/01/45	72	81,663
4.500%	06/01/47	1,159	1,265,572
4.500%	06/01/48	497	548,980
4.500%	07/01/48	587	646,342
4.500%	07/01/48	992	1,085,803
4.500%	08/01/48	970	1,073,427
4.500%	10/01/48	744	816,988
4.500%	11/01/48	489	538,908
4.500%	12/01/48	183	200,576
4.500%	02/01/49	216	236,084
4.500%	09/01/49	2,643	2,917,833
4.500%	11/01/49	45	49,039
4.500%	03/01/50	535	592,630
4.500%	09/01/57	1,623	1,814,439
4.500%	08/01/58	570	642,816
5.000%	07/01/33	60	67,702
5.000%	09/01/33	71	81,133
5.000%	10/01/35	206	234,520
5.000%	08/01/38	959	1,092,506
5.000%	01/01/39	10	11,323
5.000%	12/01/39	8	9,680
5.000%	05/01/40	13	14,895
5.000%	05/01/40	16	17,694
5.000%	06/01/40	49	55,814
5.000%	07/01/40	17	18,465
5.000%	11/01/40	282	320,449
5.000%	01/01/41	42	46,797
5.000%	02/01/41	26	28,046
5.000%	04/01/41	42	47,173
5.000%	05/01/41	57	63,915
5.000%	05/01/41	88	100,505
5.000%	05/01/41	96	109,679
5.000%	05/01/41	137	156,889
5.000%	05/01/41	413	469,163
5.000%	06/01/41	60	68,151
5.000%	05/01/48	222	246,256
5.000%	11/01/48	597	661,001
5.000%	09/01/49	56	62,264
5.000%	09/01/49	2,473	2,761,159
5.000%	12/01/49	35	37,927
5.500%	11/01/28	17	19,073
5.500%	09/01/36	241	279,245
5.500%	03/01/37	8	9,855
5.500%	04/01/37	3	3,150
5.500%	05/01/37	112	130,149
5.500%	03/01/38	9	9,968
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
5.500%	06/01/38	123	$138,019
5.500%	08/01/38	146	170,939
5.500%	05/01/40	17	19,905
5.500%	09/01/56	1,828	2,174,281
6.000%	04/01/33	46	53,345
6.000%	02/01/34	12	13,875
6.000%	11/01/35	77	90,276
6.000%	08/01/37	15	17,264
6.000%	08/01/37	165	193,009
6.000%	09/01/37	38	44,698
6.000%	07/01/41	421	497,049
6.500%	05/01/40	1,399	1,636,979
7.000%	04/01/37	88	103,898
7.000%	02/01/39	207	243,122
7.000%	02/01/39	314	368,503
Government National Mortgage Assoc.
2.000%	12/20/50	902	916,868
2.000%	12/20/50	999	1,014,181
2.000%	12/20/50	1,144	1,161,721
2.000%	12/20/50	1,146	1,164,052
2.000%	03/20/51	280	284,735
2.000%	03/20/51	423	429,497
2.500%	12/20/50	476	498,826
2.500%	12/20/50	570	588,490
3.000%	TBA	400	417,906
3.000%	09/15/42	577	621,222
3.000%	09/15/42	634	676,022
3.000%	10/15/42	693	733,737
3.000%	10/15/42	1,773	1,879,305
3.000%	11/15/42	2	2,022
3.000%	11/15/42	937	992,670
3.000%	01/20/46	107	113,064
3.000%	11/20/46	361	380,061
3.000%	02/20/47	160	168,661
3.000%	04/20/47	53	56,082
3.000%	03/20/50	81	84,431
3.500%	06/20/44	127	136,061
3.500%	03/20/45	104	110,788
3.500%	01/20/46	252	269,174
3.500%	03/20/46	1,325	1,409,104
3.500%	04/20/46	679	719,677
3.500%	05/20/46	322	342,270
3.500%	06/20/46	551	585,767
3.500%	07/20/46	335	355,198
3.500%	09/20/46	27	28,274
3.500%	09/20/46	409	434,775
3.500%	05/20/47	2,773	2,937,461
3.500%	09/20/47	2,221	2,354,539
3.500%	06/15/48	350	376,035
3.500%	09/20/48	161	170,492
3.500%	05/15/50	499	532,149
3.500%	10/20/50	1,183	1,245,004
3.500%	11/20/50	922	969,956
4.000%	04/20/39	7	7,220
4.000%	06/20/47	973	1,043,419
4.000%	07/20/47	308	330,308
4.000%	10/20/49	235	253,487

A30

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.000%	11/20/49	1,679	$1,766,159
4.000%	01/20/50	205	223,992
4.000%	02/20/50	176	190,785
4.500%	01/20/40	196	216,386
4.500%	05/20/40	244	269,835
4.500%	09/20/40	7	8,219
4.500%	01/20/41	46	51,161
4.500%	07/20/41	297	331,520
4.500%	08/20/47	559	605,636
4.500%	04/20/48	893	956,719
4.500%	05/20/48	36	38,077
4.500%	06/20/48	542	581,866
4.500%	07/20/48	254	270,941
4.500%	08/20/48	1,973	2,113,119
4.500%	09/20/48	186	199,201
4.500%	10/20/48	628	670,103
4.500%	12/20/48	284	303,764
4.500%	01/20/49	206	221,118
4.500%	04/20/49	74	79,337
4.500%	02/20/50	404	432,066
4.500%	03/20/50	268	285,071
4.500%	11/20/50	902	961,882
4.500%	12/20/50	416	445,747
5.000%	04/15/40	1,324	1,530,894
5.000%	05/15/40	81	93,599
5.000%	07/20/40	36	41,108
5.000%	07/20/40	195	220,654
5.000%	09/20/40	120	137,084
5.000%	11/20/40	102	115,904
5.000%	10/20/47	298	326,646
5.500%	06/15/36	196	228,004
6.000%	08/20/40	29	34,483
6.000%	01/20/41	17	19,421
6.000%	04/20/41	2	2,299
6.000%	06/20/41	38	43,958
6.000%	07/20/41	36	42,669
6.000%	12/20/41	17	19,545
6.000%	02/20/42	20	22,902
6.500%	10/20/37	183	216,018
Government National Mortgage Assoc., 1 Month LIBOR + 1.669% (Cap 11.921%, Floor 1.669%)
1.783%(c)	11/20/60	800	832,918
Government National Mortgage Assoc., 1 Month LIBOR + 1.735% (Cap 12.049%, Floor 1.735%)
1.831%(c)	07/20/60	1,120	1,168,998
Government National Mortgage Assoc., 1 Month LIBOR + 1.807% (Cap 12.098%, Floor 1.807%)
1.903%(c)	09/20/60	1,452	1,520,649
Government National Mortgage Assoc., 1 Month LIBOR + 2.400% (Cap 12.647%, Floor 2.400%)
2.496%(c)	04/20/60	1,366	1,437,511

Total U.S. Government Agency Obligations (cost $322,029,021)			326,307,361
U.S. Treasury Obligations — 14.9%
U.S. Treasury Bonds
1.125%	08/15/40	13,014	11,202,207
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
1.250%	05/15/50	106,841	$87,425,988
1.375%	08/15/50	52,933	44,687,031
1.625%	11/15/50	25,594	23,002,607
1.750%	08/15/41	4,430	4,236,187
1.875%	02/15/51	30,583	29,178,093
2.000%	02/15/50	8,358	8,213,041
2.000%	08/15/51	5,210	5,119,639
2.250%	05/15/41	6,680	6,948,244
2.250%	08/15/49	3,170	3,286,894
2.375%	05/15/51	16,985	18,131,487
2.875%	05/15/49	1,960	2,293,813
U.S. Treasury Inflation Indexed Bonds, TIPS
2.125%	02/15/40	4,720	7,023,592
U.S. Treasury Notes
0.125%	06/30/22	447	447,175
0.125%	10/15/23	105	104,639
0.250%	11/15/23	203	202,746
0.250%	08/31/25	155	151,864
0.250%	09/30/25	183	179,111
0.250%	10/31/25	585	571,655
0.375%	11/30/25	2,599	2,549,863
0.375%	01/31/26	25	24,465
0.750%	03/31/26	1,372	1,362,460
0.750%	05/31/26	39	38,671
0.750%	08/31/26	2,400	2,374,500
0.875%	06/30/26	3,337	3,325,008
1.000%	07/31/28	17,050	16,722,320
1.125%	08/31/28	19,920	19,686,562
1.250%	03/31/28	975	975,305
1.250%	09/30/28	17,480	17,406,256
1.250%	08/15/31(a)	24,520	23,926,156
1.625%	05/15/31	7,515	7,604,241

Total U.S. Treasury Obligations (cost $370,050,713)			348,401,820

Total Long-Term Investments (cost $2,162,535,032)			2,181,075,814

	Shares
Short-Term Investments — 11.4%
Affiliated Mutual Funds — 11.4%
PGIM Core Ultra Short Bond Fund(wa)	120,145,110	120,145,110
PGIM Institutional Money Market Fund (cost $146,324,929; includes $146,319,531 of cash collateral for securities on loan)(b)(wa)	146,412,777	146,324,929

Total Affiliated Mutual Funds (cost $266,470,039)		266,470,039

A31

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Value

Options Purchased*~ — 0.0%
(cost $1,059,045)	$660,434

Total Short-Term Investments (cost $267,529,084)	267,130,473

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—104.7% (cost $2,430,064,116)	2,448,206,287

Options Written*~ — (0.0)%
(premiums received $1,201,214)	(844,477)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—104.7% (cost $2,428,862,902)	2,447,361,810

Liabilities in excess of other assets(z) — (4.7)%	(110,090,134)

Net Assets — 100.0%	$2,337,271,676

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Renminbi
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
RUB	Russian Ruble
USD	US Dollar
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
Aces	Alternative Credit Enhancements Securities
BROIS	Brazil Overnight Index Swap
CDO	Collateralized Debt Obligation
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
M	Monthly payment frequency for swaps
MTN	Medium Term Note
OAT	Obligations Assimilables du Tresor
OFZ	Obligatsyi Federal’novo Zaima (Federal Loan Obligations)
OTC	Over-the-counter
PO	Principal Only
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
S	Semiannual payment frequency for swaps
SOFR	Secured Overnight Financing Rate
Strips	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $9,525,013 and 0.4% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $143,396,232; cash collateral of $146,319,531 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2021.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A32

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
5 Year U.S. Treasury Notes Futures	Call	10/22/21	$122.75		2		2	$594
10 Year U.S. Treasury Notes Futures	Call	10/08/21	$131.75		12		12	3,937
10 Year U.S. Treasury Notes Futures	Call	10/08/21	$132.25		12		12	1,875
10 Year U.S. Treasury Notes Futures	Call	10/08/21	$132.50		12		12	1,125
10 Year U.S. Treasury Notes Futures	Call	10/22/21	$131.50		72		72	45,000
10 Year U.S. Treasury Notes Futures	Call	10/22/21	$132.25		18		18	5,344
10 Year U.S. Treasury Notes Futures	Call	10/22/21	$132.50		22		22	4,812
20 Year U.S. Treasury Bonds Futures	Call	10/08/21	$160.00		12		12	7,688
20 Year U.S. Treasury Bonds Futures	Call	10/08/21	$160.50		15		15	7,032
20 Year U.S. Treasury Bonds Futures	Call	10/08/21	$161.50		12		12	2,813
20 Year U.S. Treasury Bonds Futures	Call	10/08/21	$162.50		18		18	1,969
20 Year U.S. Treasury Bonds Futures	Call	10/22/21	$159.00		36		36	55,125
20 Year U.S. Treasury Bonds Futures	Call	10/22/21	$159.50		24		24	30,750
20 Year U.S. Treasury Bonds Futures	Call	10/22/21	$160.00		15		15	15,938
20 Year U.S. Treasury Bonds Futures	Call	10/22/21	$161.00		172		172	120,938
20 Year U.S. Treasury Bonds Futures	Call	10/22/21	$162.00		91		91	39,812
Euro Futures	Call	11/05/21	1.18		8		1,000	2,400
Japanese Yen Currency	Call	11/05/21	89.50		16		20	16,800
Japanese Yen Currency	Call	11/05/21	90.00		8		10	5,800
10 Year U.S. Treasury Notes Futures	Put	10/08/21	$132.00		24		24	15,000
10 Year U.S. Treasury Notes Futures	Put	10/22/21	$131.75		24		24	15,375
Euro Futures	Put	10/08/21	1.18		8		1,000	20,100
Total Exchange Traded (cost $654,802)								$420,227

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs AUD	Put	Goldman Sachs Bank USA	11/22/21	0.73		—		5,590	$62,688
Currency Option USD vs CAD	Put	BNP Paribas S.A.	11/22/21	1.27		—		11,010	126,319
Currency Option USD vs JPY	Put	Morgan Stanley Capital Services LLC	11/10/21	107.80		—		24,023	15,936
Currency Option USD vs NZD	Put	Goldman Sachs Bank USA	11/22/21	0.71		—		8,490	35,264
Total OTC Traded (cost $404,243)									$240,207
Total Options Purchased (cost $1,059,045)									$660,434
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
5 Year U.S. Treasury Notes Futures	Call	10/22/21	$123.00		88		88	$(15,813)
5 Year U.S. Treasury Notes Futures	Call	10/22/21	$123.50		24		24	(1,312)
5 Year U.S. Treasury Notes Futures	Call	11/26/21	$123.00		195		195	(65,508)
5 Year U.S. Treasury Notes Futures	Call	11/26/21	$123.25		78		78	(18,281)
10 Year U.S. Treasury Notes Futures	Call	10/01/21	$131.50		12		12	(2,625)
10 Year U.S. Treasury Notes Futures	Call	10/01/21	$132.75		7		7	—
10 Year U.S. Treasury Notes Futures	Call	10/01/21	$133.50		47		47	—
10 Year U.S. Treasury Notes Futures	Call	10/01/21	$133.75		36		36	—
10 Year U.S. Treasury Notes Futures	Call	10/22/21	$131.75		26		26	(13,000)
10 Year U.S. Treasury Notes Futures	Call	10/22/21	$132.00		62		62	(24,219)
10 Year U.S. Treasury Notes Futures	Call	10/22/21	$132.75		45		45	(7,032)
10 Year U.S. Treasury Notes Futures	Call	10/22/21	$133.00		67		67	(7,328)
10 Year U.S. Treasury Notes Futures	Call	10/22/21	$133.50		92		92	(4,313)
10 Year U.S. Treasury Notes Futures	Call	10/22/21	$134.00		175		175	(5,469)
10 Year U.S. Treasury Notes Futures	Call	11/26/21	$132.50		58		58	(28,094)
A33

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Options Written (continued):
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Call	11/26/21	$134.00		140		140	$(19,687)
10 Year U.S. Treasury Notes Futures	Call	11/26/21	$134.50		36		36	(3,375)
20 Year U.S. Treasury Bonds Futures	Call	10/01/21	$160.00		32		32	(5,000)
20 Year U.S. Treasury Bonds Futures	Call	10/01/21	$163.00		4		4	—
20 Year U.S. Treasury Bonds Futures	Call	10/22/21	$163.00		30		30	(7,968)
20 Year U.S. Treasury Bonds Futures	Call	10/22/21	$164.00		69		69	(10,782)
20 Year U.S. Treasury Bonds Futures	Call	10/22/21	$165.00		129		129	(14,110)
20 Year U.S. Treasury Bonds Futures	Call	10/22/21	$166.00		24		24	(1,875)
20 Year U.S. Treasury Bonds Futures	Call	11/26/21	$164.00		95		95	(53,437)
20 Year U.S. Treasury Bonds Futures	Call	11/26/21	$166.00		18		18	(5,625)
Australian Dollar Currency	Call	11/05/21	72.50		5		5	(3,800)
Australian Dollar Currency	Call	11/05/21	73.50		8		8	(2,960)
Canadian Dollar Futures	Call	10/08/21	80.00		16		16	(640)
Canadian Dollar Futures	Call	11/05/21	79.00		12		12	(8,280)
Euro Futures	Call	11/05/21	1.19		12		1,500	(1,350)
Eurodollar 2-Year Mid Curve	Call	12/10/21	$99.13		165		413	(12,375)
Eurodollar 2-Year Mid Curve	Call	12/10/21	$99.25		108		270	(4,050)
5 Year U.S. Treasury Notes Futures	Put	10/22/21	$122.00		24		24	(1,875)
5 Year U.S. Treasury Notes Futures	Put	10/22/21	$122.50		35		35	(7,109)
5 Year U.S. Treasury Notes Futures	Put	10/22/21	$123.25		60		60	(36,562)
5 Year U.S. Treasury Notes Futures	Put	11/26/21	$123.50		60		60	(55,312)
10 Year U.S. Treasury Notes Futures	Put	10/22/21	$132.00		47		47	(36,719)
10 Year U.S. Treasury Notes Futures	Put	10/22/21	$133.00		3		3	(4,500)
10 Year U.S. Treasury Notes Futures	Put	11/26/21	$132.50		23		23	(31,625)
10 Year U.S. Treasury Notes Futures	Put	11/26/21	$133.00		53		53	(91,094)
20 Year U.S. Treasury Bonds Futures	Put	10/22/21	$158.00		16		16	(14,500)
20 Year U.S. Treasury Bonds Futures	Put	11/26/21	$162.00		47		47	(179,188)
Eurodollar 2-Year Mid Curve	Put	12/10/21	$98.75		155		388	(30,031)
Total Exchange Traded (premiums received $1,153,330)								$(836,823)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs NZD	Put	Goldman Sachs Bank USA	11/22/21	0.73	—	8,490		$(7,654)
(premiums received $47,884)
Total Options Written (premiums received $1,201,214)								$(844,477)
Futures contracts outstanding at September 30, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
481	90 Day Euro Dollar	Jun. 2023	$119,306,037	$(26,623)
120	90 Day Euro Dollar	Sep. 2023	29,697,000	(18,877)
3,130	90 Day Euro Dollar	Dec. 2023	773,540,375	(450,619)
22	5 Year Euro-Bobl	Dec. 2021	3,438,516	(20,163)
8,968	5 Year U.S. Treasury Notes	Dec. 2021	1,100,751,960	(6,860,069)
269	10 Year Australian Treasury Bonds	Dec. 2021	27,512,673	(509,611)
9	10 Year U.K. Gilt	Dec. 2021	1,517,644	(49,129)
52	10 Year U.S. Ultra Treasury Notes	Dec. 2021	7,553,000	(115,989)
431	20 Year U.S. Treasury Bonds	Dec. 2021	68,623,281	(1,563,551)
649	30 Year U.S. Ultra Treasury Bonds	Dec. 2021	123,999,562	(4,123,588)
A34

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Futures contracts outstanding at September 30, 2021 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
472	Australian Dollar Currency	Dec. 2021	$34,144,480	$(723,952)
189	British Pound Currency	Dec. 2021	15,917,344	(359,618)
129	Canadian Dollar Currency	Dec. 2021	10,189,710	(52,608)
473	Euro Currency	Dec. 2021	68,585,000	(1,618,578)
78	Euro-OAT	Dec. 2021	14,993,798	(265,289)
145	Japanese Yen Currency	Dec. 2021	16,278,063	(219,665)
998	Mexican Peso	Dec. 2021	23,947,010	(760,242)
84	Russian Ruble Currency	Dec. 2021	2,847,600	24,303
44	Swiss Franc Currency	Dec. 2021	5,908,100	(72,710)
				(17,786,578)
Short Positions:
1,819	90 Day Euro Dollar	Dec. 2021	453,976,925	(251,470)
340	90 Day Euro Dollar	Mar. 2022	84,876,750	(7,427)
1,097	2 Year U.S. Treasury Notes	Dec. 2021	241,399,993	134,852
397	10 Year Euro-Bund	Dec. 2021	78,094,266	1,475,719
39	10 Year Japanese Bonds	Dec. 2021	53,043,084	153,904
2,075	10 Year U.S. Treasury Notes	Dec. 2021	273,089,463	3,282,423
61	30 Year Euro Buxl	Dec. 2021	14,367,872	432,698
				5,220,699
				$(12,565,879)
Forward foreign currency exchange contracts outstanding at September 30, 2021:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/19/21	Citibank, N.A.	AUD	3,280	$2,439,648	$2,371,468	$—	$(68,180)
Brazilian Real,
Expiring 10/19/21	Morgan Stanley Capital Services LLC	BRL	74,286	14,130,826	13,599,505	—	(531,321)
British Pound,
Expiring 10/19/21	Goldman Sachs Bank USA	GBP	2,700	3,715,727	3,638,063	—	(77,664)
Canadian Dollar,
Expiring 10/19/21	Citibank, N.A.	CAD	79,303	63,138,012	62,609,061	—	(528,951)
Expiring 10/19/21	Citibank, N.A.	CAD	19,149	15,287,617	15,117,643	—	(169,974)
Expiring 10/19/21	Goldman Sachs Bank USA	CAD	46,650	37,580,599	36,829,796	—	(750,803)
Expiring 12/15/21	Goldman Sachs Bank USA	CAD	11,700	9,212,598	9,237,313	24,715	—
Chinese Renminbi,
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	CNH	30,612	4,726,287	4,740,332	14,045	—
Euro,
Expiring 10/19/21	BNP Paribas S.A.	EUR	8,500	10,090,223	9,849,549	—	(240,674)
Expiring 12/15/21	Morgan Stanley Capital Services LLC	EUR	49,125	57,637,134	56,997,326	—	(639,808)
Indian Rupee,
Expiring 10/18/21	Citibank, N.A.	INR	624,544	8,256,582	8,391,888	135,306	—
Expiring 01/18/22	Citibank, N.A.	INR	5,329	70,950	70,879	—	(71)
Indonesian Rupiah,
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	IDR	263,961,888	17,886,020	18,393,787	507,767	—
Japanese Yen,
Expiring 10/19/21	BNP Paribas S.A.	JPY	380,000	3,463,835	3,414,788	—	(49,047)
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	JPY	4,772,397	43,483,979	42,886,117	—	(597,862)
Mexican Peso,
Expiring 10/19/21	Citibank, N.A.	MXN	45,000	2,223,848	2,173,625	—	(50,223)
A35

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble,
Expiring 10/19/21	Morgan Stanley Capital Services LLC	RUB	2,343,660	$30,876,230	$32,105,144	$1,228,914	$—
South African Rand,
Expiring 10/19/21	Goldman Sachs Bank USA	ZAR	92,330	6,347,449	6,115,482	—	(231,967)
Expiring 01/18/22	Morgan Stanley Capital Services LLC	ZAR	48,534	3,147,251	3,174,356	27,105	—
				$333,714,815	$331,716,122	1,937,852	(3,936,545)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	AUD	1,594	$1,195,246	$1,152,231	$43,015	$—
Brazilian Real,
Expiring 10/19/21	Morgan Stanley Capital Services LLC	BRL	100,192	19,041,069	18,342,157	698,912	—
Expiring 10/19/21	Morgan Stanley Capital Services LLC	BRL	41,481	7,808,878	7,593,871	215,007	—
British Pound,
Expiring 10/19/21	Goldman Sachs Bank USA	GBP	2,286	3,164,473	3,080,415	84,058	—
Canadian Dollar,
Expiring 10/19/21	Citibank, N.A.	CAD	78,271	62,648,974	61,794,315	854,659	—
Chinese Renminbi,
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	CNH	30,612	4,695,261	4,740,333	—	(45,072)
Expiring 01/18/22	JPMorgan Chase Bank, N.A.	CNH	30,612	4,693,965	4,706,338	—	(12,373)
Euro,
Expiring 10/19/21	BNP Paribas S.A.	EUR	30,185	35,854,001	34,977,620	876,381	—
Expiring 10/19/21	Morgan Stanley Capital Services LLC	EUR	99,540	118,384,316	115,344,011	3,040,305	—
Indian Rupee,
Expiring 10/18/21	Citibank, N.A.	INR	619,215	8,208,050	8,320,282	—	(112,232)
Expiring 10/18/21	Citibank, N.A.	INR	5,329	71,675	71,605	70	—
Indonesian Rupiah,
Expiring 10/19/21	Bank of America, N.A.	IDR	49,048,346	3,406,608	3,417,860	—	(11,252)
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	IDR	247,089,199	16,825,958	17,218,039	—	(392,081)
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	IDR	174,049,874	11,860,298	12,128,404	—	(268,106)
Japanese Yen,
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	JPY	2,389,325	21,724,592	21,471,153	253,439	—
Mexican Peso,
Expiring 10/19/21	Citibank, N.A.	MXN	79,020	3,894,184	3,816,884	77,300	—
Expiring 10/19/21	Morgan Stanley Capital Services LLC	MXN	357,312	17,681,275	17,259,159	422,116	—
Russian Ruble,
Expiring 10/19/21	Morgan Stanley Capital Services LLC	RUB	1,242,088	16,441,785	17,015,014	—	(573,229)
South African Rand,
Expiring 10/19/21	Goldman Sachs Bank USA	ZAR	43,796	3,036,460	2,900,826	135,634	—
Expiring 10/19/21	Morgan Stanley Capital Services LLC	ZAR	48,534	3,187,662	3,214,657	—	(26,995)
Swiss Franc,
Expiring 10/19/21	Citibank, N.A.	CHF	5,500	5,959,243	5,904,379	54,864	—
				$369,783,973	$364,469,553	6,755,760	(1,441,340)
						$8,693,612	$(5,377,885)
A36

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Credit default swap agreements outstanding at September 30, 2021:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2021(4)	Value at Trade Date	Value at September 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
Apache Corp.	06/20/26	1.000%(Q)	2,853	1.652%	$(134,768)	$(83,137)	$51,631

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2021(4)		Value at Trade Date		Value at September 30, 2021		Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.36	06/20/26	5.000%(Q)	7,050		2.858%		$540,935		$659,702		$118,767
CDX.NA.HY.37	12/20/26	5.000%(Q)	25,900		3.011%		2,480,748		2,443,219		(37,529)
CDX.NA.IG.37	12/20/26	1.000%(Q)	269,777		0.531%		6,512,509		6,524,707		12,198
							$9,534,192		$9,627,628		$93,436
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at September 30, 2021:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
JPY	1,200,700	05/09/46	0.641%(S)	6 Month JPY LIBOR(1)(S)	$—	$(520,591)	$(520,591)
MXN	291,400	07/18/29	7.450%(M)	28 Day Mexican Interbank Rate(2)(M)	167,790	136,492	(31,298)
MXN	251,640	07/20/29	7.440%(M)	28 Day Mexican Interbank Rate(2)(M)	137,873	108,191	(29,682)
	61,131	06/15/22	0.190%(S)	3 Month LIBOR(2)(Q)	(104)	50,106	50,210
	211,629	06/04/24	0.820%(S)	3 Month LIBOR(2)(Q)	—	(470,899)	(470,899)
	147,007	05/15/27	0.710%(A)	1 Year SOFR(1)(A)	332,429	1,499,705	1,167,276
	103,598	02/15/28	1.350%(S)	3 Month LIBOR(1)(Q)	(313,554)	(743,426)	(429,872)
	30,650	07/20/45	0.560%(A)	1 Year SOFR(1)(A)	276,067	6,216,834	5,940,767
A37

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest rate swap agreements outstanding at September 30, 2021 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
14,130	08/19/45	0.740%(A)	1 Year SOFR(1)(A)	$—	$2,359,944	$2,359,944
3,982	02/15/47	1.225%(S)	3 Month LIBOR(1)(Q)	3,842	509,231	505,389
5,351	02/15/47	1.520%(A)	1 Year SOFR(1)(A)	(179,307)	53,477	232,784
30,660	02/15/47	1.630%(S)	3 Month LIBOR(1)(Q)	298,368	1,334,674	1,036,306
10,140	02/15/47	1.729%(A)	1 Year SOFR(1)(A)	—	(394,764)	(394,764)
23,482	02/15/47	2.000%(S)	3 Month LIBOR(1)(Q)	199,125	(870,215)	(1,069,340)
1,904	06/03/51	2.000%(S)	3 Month LIBOR(1)(Q)	19,802	(85,237)	(105,039)
5,716	06/07/51	2.050%(S)	3 Month LIBOR(1)(Q)	(714)	(324,136)	(323,422)
16,471	07/09/51	1.671%(S)	3 Month LIBOR(1)(Q)	(73,409)	606,716	680,125
				$868,208	$9,466,102	$8,597,894

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
BRL	32,056	01/04/27	7.024%(T)	1 Day BROIS(2)(T)	$(364,187)	$15,821	$(380,008)	Citibank, N.A.
BRL	30,100	01/04/27	7.024%(T)	1 Day BROIS(2)(T)	(341,965)	12,733	(354,698)	Citibank, N.A.
BRL	25,400	01/04/27	7.024%(T)	1 Day BROIS(2)(T)	(288,568)	—	(288,568)	Citibank, N.A.
BRL	20,800	01/04/27	7.044%(T)	1 Day BROIS(2)(T)	(232,727)	—	(232,727)	JPMorgan Chase Bank, N.A.
					$(1,227,447)	$28,554	$(1,256,001)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A38